N-4	Apr. 25, 2024 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Variable Annuity Account Seven
Entity Central Index Key	0001070231
Entity Investment Company Type	N-4
Document Period End Date	Apr. 25, 2024
Amendment Flag	false
Polaris Platinum O-Series VA (Ver 1) 333-185790
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
You may be subject to charges for early withdrawals. Withdrawal charges do not apply to certain withdrawals including the withdrawal up to the annual penalty-free withdrawal amount which equals 10% of your Purchase Payments not yet withdrawn.
If you withdraw money from your contract within 7 years following each Purchase Payment, you may be assessed a withdrawal charge of up to 6% as a percentage of each Purchase
Payment withdrawn. The maximum withdrawal charge ranges from 6% to 2.25% depending on the total Purchase Payments you invest.
For example, if you were to withdraw $100,000 during a withdrawal charge period, you could be assessed a withdrawal charge of up to $6,000 if your maximum withdrawal charge is 6% or $2,250 if your maximum withdrawal charge is 2.25%.
Expenses – Withdrawal Charges
Transaction Charges
In addition to withdrawal charges, you may be charged for other transactions. You will be charged for each transfer after 15 transfers in any contract year during the Accumulation
Phase. There may also be taxes on Purchase Payments.
Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the contract that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.17%	1.17%
	Investment Options[2] (Underlying Fund fees and expenses)	0.46%	1.60%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.25%[3]	1.60%[4]
1 As a percentage of the value in the Separate Account (includes a percentage attributable to the contract maintenance fee and the Premium Based Charge).
2 As a percentage of Underlying Fund net assets.
3 As a percentage of the average daily ending net asset value allocated to the Variable
Portfolios.
4 As a percentage of the Purchase Payments reduced by the Adjustment Factor. This represents the maximum initial rate for the most expensive optional benefit currently available.
Because your contract is customizable, the choices you make affect how much you will pay.
To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost: $1,548	Highest Annual Cost: $4,299
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive Underlying Fund fees
and expenses
•No optional benefits
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of optional
benefits and Underlying Fund fees and
expenses
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
You may be subject to charges for early withdrawals. Withdrawal charges do not apply to certain withdrawals including the withdrawal up to the annual penalty-free withdrawal amount which equals 10% of your Purchase Payments not yet withdrawn.
If you withdraw money from your contract within 7 years following each Purchase Payment, you may be assessed a withdrawal charge of up to 6% as a percentage of each Purchase
Payment withdrawn. The maximum withdrawal charge ranges from 6% to 2.25% depending on the total Purchase Payments you invest.
For example, if you were to withdraw $100,000 during a withdrawal charge period, you could be assessed a withdrawal charge of up to $6,000 if your maximum withdrawal charge is 6% or $2,250 if your maximum withdrawal charge is 2.25%.
Expenses – Withdrawal Charges

Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	6.00%
Surrender Charge Example Maximum [Dollars]	$ 6,000
Transaction Charges [Text Block]
Transaction Charges
In addition to withdrawal charges, you may be charged for other transactions. You will be charged for each transfer after 15 transfers in any contract year during the Accumulation
Phase. There may also be taxes on Purchase Payments.
Expenses

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the contract that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.17%	1.17%
	Investment Options[2] (Underlying Fund fees and expenses)	0.46%	1.60%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.25%[3]	1.60%[4]
1 As a percentage of the value in the Separate Account (includes a percentage attributable to the contract maintenance fee and the Premium Based Charge).
2 As a percentage of Underlying Fund net assets.
3 As a percentage of the average daily ending net asset value allocated to the Variable
Portfolios.
4 As a percentage of the Purchase Payments reduced by the Adjustment Factor. This represents the maximum initial rate for the most expensive optional benefit currently available.
Because your contract is customizable, the choices you make affect how much you will pay.
To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost: $1,548	Highest Annual Cost: $4,299
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive Underlying Fund fees
and expenses
•No optional benefits
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of optional
benefits and Underlying Fund fees and
expenses
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.17%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.17%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the value in the Separate Account (includes a percentage attributable to the contract maintenance fee and the Premium Based Charge).
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.46%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.60%
Investment Options Footnotes [Text Block]	As a percentage of Underlying Fund net assets.
Optional Benefits Minimum [Percent]	0.25%
Optional Benefits Maximum [Percent]	1.60%
Lowest Annual Cost [Dollars]	$ 1,548
Highest Annual Cost [Dollars]	$ 4,299
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	You can gain or lose money by investing in this contract, including possible loss of your principal investment.	Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Certain investment options may not be available under your contract.•You may transfer funds between the investment options, subject to certain restrictions.•Your transfers between the Variable Portfolios are subject to policies designed to deter frequent and short-term trading.•The minimum transfer amount is $100. If less than $100 would remain in an investment option after a transfer, the entire amount must be transferred.•Your ability to transfer amounts to a Fixed Account option may be restricted.•We reserve the right to remove or substitute Underlying Funds as investment options.
Optional Benefit Restrictions [Text Block]	Additional restrictions and limitations apply under the contract’s optional benefits.•If you elect an optional Living Benefit:○Not all investment options may be available and you must invest in accordance with the applicable investment requirements.○We reserve the right to modify the investment requirement in the future.○You may be required to invest a certain percentage of your contract value in a certain investment option, including the Secure Value Account which is only available with certain optional Living Benefits. Special transfer and withdrawal restrictions may apply.•Withdrawals that exceed limits specified by the terms of an optional benefit may reduce the value of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.•If you purchase the contract through a tax-qualified plan or individual retirement account (IRA), there is no additional tax benefit under the contract.•Earnings under your contract are taxed at ordinary income tax rates when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your financial representative may receive compensation for selling this contract to you in the form of commissions, additional cash compensation, and/or non-cash compensation. We may share the revenue we earn on this contract with your financial representative’s firm. Revenue sharing arrangements and commissions may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should ask your financial representative about how they are compensated.
Exchanges [Text Block]	Some financial representatives may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]
Fee Table FOR CONTRACTS ISSUED ON OR AFTER FEBRUARY 28, 2022
 The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you pay at the time you surrender the contract, make withdrawals from the contract, or make transfers between investment options. State premium taxes may also be deducted.Contract Owner Transaction Expenses
Maximum Withdrawal Charges[1] (as a percentage of each Purchase Payment withdrawn)	6%
Your contract provides for a penalty-free withdrawal amount each year. Please see PENALTY-FREE WITHDRAWAL AMOUNT below.
Transfer Fee[2] (Per transfer after 15 transfers in any contract year)	$25
The following tables describe the fees and expenses you will pay each year during the time that you own the contract, not including Underlying Fund fees and expenses. If you chose to purchase an optional benefit, you will pay additional charges, as shown below. Contract Owner Annual Expenses
Maximum Premium Based Charge[3] (assessed quarterly as an annualized percentage of each Purchase Payment)	0.71%
Contract Maintenance Fee (assessed annually and may be waived if contract value is $75,000 or more)	$50
Base Contract Expenses[4] (deducted from the average daily ending net asset value allocated to the Variable Portfolios)	0.95%
Optional Death Benefit (deducted from the average daily ending net asset value allocated to the Variable Portfolios)
Maximum Anniversary Value	0.25%
Optional Living Benefit[5] (calculated as percentage of the Purchase Payments reduced by the Adjustment Factor) Polaris Income Daily Edge
Maximum Fee[6]
One Covered Person	2.50%
Two Covered Persons	2.50%
Annual Underlying Fund Expenses
The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements, that you may pay periodically during the time that you own the contract. A complete list of Underlying Funds available under the contract, including their annual expenses, may be found in Appendix A.
	Minimum	Maximum
Expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, if applicable, and other expenses.	0.46%	1.60%
Footnotes to the Fee Table:[1] Withdrawal Charge Schedule (as a percentage of each Premium withdrawn) declines over 7 years as follows and applies to each Premium starting on the Premium receipt date:
	Years Since Premium Receipt
Accumulated Premium Breakpoint	1	2	3	4	5	6	7	8+
Less than $50,000	6%	5%	5%	4%	3%	2%	1%	0%
$50,000 but less than $100,000	5.5%	5%	5%	4%	3%	2%	1%	0%
$100,000 but less than $250,000	4.5%	4%	4%	3%	3%	2%	1%	0%
$250,000 but less than $500,000	3.5%	3%	3%	2.25%	2%	2%	1%	0%
$500,000 but less than $1,000,000	3%	2%	2%	1.5%	1%	1%	1%	0%
$1,000,000 or more	2.25%	1.5%	1.5%	1%	1%	0.75%	0.5%	0%
The Withdrawal Charge for each Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved as of the Premium receipt date. Please see EXPENSES section below.[2] In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.[3] Each Premium is subject to the Premium Based Charge deducted over a period of 7 years and is deducted quarterly from your contract value. Please see EXPENSES section below.  Premium Based Charge
Accumulated Premium Breakpoint	Premium Based Charge as a Percentage of Purchase Payments Invested	Annualized Premium Based Charge (over 7 Year Period)
Less than $50,000	5.00%	0.71%
$50,000 but less than $100,000	4.50%	0.64%
$100,000 but less than $250,000	3.50%	0.50%
$250,000 but less than $500,000	2.50%	0.36%
$500,000 but less than $1,000,000	2.00%	0.29%
$1,000,000 or more	1.25%	0.18%
The initial Premium Based Charge is determined by the sum of Premiums received during the first contract quarter and the Accumulated Premium Breakpoint achieved by that amount. After the first contract Quarter Anniversary, the Premium Based Charge for each subsequent Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved by the sum of Premiums as of the Premium receipt date. Please see EXPENSES below.[4] Base Contract Expenses: If you do not elect any optional features, your total Base Contract Expense would be 0.95% annually. Beneficiary Expenses if Extended Legacy is Elected
If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Base Contract Expense of 0.85% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. Please see Extended Legacy Program under DEATH BENEFITS.[5] The fee is calculated as a percentage of the Purchase Payments reduced by the Adjustment Factor which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the fee is calculated, please see OPTIONAL LIVING BENEFIT below.[6] The current initial annual fee rate is set forth in the Rate Sheet Supplement and guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. Please see APPENDIX C — FORMULA AND EXAMPLES OF CALCULATIONS OF THE Polaris Income Daily Edge FEE.  If you purchased your contract prior to April 29, 2024, please see APPENDIX I - HISTORICAL RATES FOR POLARIS INCOME DAILY EDGE LIVING BENEFIT for the initial annual fee rate applicable to your contract.
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.40%
Two Covered Persons	0.60%	±0.40%
*The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).
Fee Table FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 28, 2022
  The following tables describe the fees and expenses that you will pay when owning, and surrendering or making withdrawals from the contract. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you pay at the time you surrender the contract, make withdrawals from the contract, or make transfers between investment options. State premium taxes may also be deducted. Contract Owner Transaction Expenses
Maximum Withdrawal Charges[1] (as a percentage of each Purchase Payment withdrawn)	6%
Your contract provides for a penalty-free withdrawal amount each year. Please see PENALTY-FREE WITHDRAWAL AMOUNT below.
Transfer Fee[2] (Per transfer after 15 transfers in any contract year)	$25
The following tables describe the fees and expenses you will pay each year during the time that you own the contract, not including Underlying Fund fees and expenses. If you chose to purchase an optional benefit, you will pay additional charges, as shown below. Contract Owner Annual Expenses
Maximum Premium Based Charge[3] (assessed quarterly as an annualized percentage of each Purchase Payment)	0.71%
Contract Maintenance Fee (assessed annually and may be waived if contract value is $75,000 or more)	$50
Base Contract Expenses[4] (deducted from the average daily ending net asset value allocated to the Variable Portfolios)	0.95%
Optional Death Benefit (deducted from the average daily ending net asset value allocated to the Variable Portfolios)
Maximum Anniversary Value	0.25%
Optional Living Benefits Polaris Income Daily Edge[5] (calculated as percentage of the Purchase Payments reduced by the Adjustment Factor)
(Contracts issued prior to February 28, 2022)
	Initial Fee[6]	Maximum Fee[6]
One Covered Person	1.60%	2.50%
Two Covered Persons	1.60%	2.50%
Polaris Income Builder Daily Flex[7] (calculated as percentage of the Income Base and deducted from the contract value) (Contracts issued on or after May 24, 2021)
	Initial Fee[6]	Maximum Fee[6]
One Covered Person	1.45%	2.50%
Two Covered Persons	1.45%	2.50%
(Contracts issued prior to May 24, 2021)
	Initial Fee[6]	Maximum Fee[6]
One Covered Person	1.35%	2.50%
Two Covered Persons	1.35%	2.50%
Polaris Income Builder Daily[7] (calculated as percentage of the Income Base and deducted from the contract value)
	Initial Fee[6]	Maximum Fee[6]
One Covered Person	1.30%	2.50%
Two Covered Persons	1.45%	2.50%
Polaris Income Builder[7]
SunAmerica Income Plus[7] (calculated as percentage of the Income Base and deducted from the contract value)
	Initial Fee[6]	Maximum Fee[6]
One Covered Person	1.10%	2.20%
Two Covered Persons	1.35%	2.70%
Annual Underlying Fund Expenses
The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements, that you may pay periodically during the time that you own the contract. A complete list of Underlying Funds available under the contract, including their annual expenses, may be found in Appendix A.
	Minimum	Maximum
Expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, if applicable, and other expenses.	0.46%	1.60%
Footnotes to the Fee Table: [1] Withdrawal Charge Schedule (as a percentage of each Premium withdrawn) declines over 7 years as follows and applies to each Premium starting on the Premium receipt date:
	Years Since Premium Receipt
Accumulated Premium Breakpoint	1	2	3	4	5	6	7	8+
Less than $50,000	6%	5%	5%	4%	3%	2%	1%	0%
$50,000 but less than $100,000	5.5%	5%	5%	4%	3%	2%	1%	0%
$100,000 but less than $250,000	4.5%	4%	4%	3%	3%	2%	1%	0%
$250,000 but less than $500,000	3.5%	3%	3%	2.25%	2%	2%	1%	0%
$500,000 but less than $1,000,000	3%	2%	2%	1.5%	1%	1%	1%	0%
$1,000,000 or more	2.25%	1.5%	1.5%	1%	1%	0.75%	0.5%	0%
The Withdrawal Charge for each Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved as of the Premium receipt date. Please see EXPENSES section below. [2] In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee. [3] Each Premium is subject to the Premium Based Charge deducted over a period of 7 years and is deducted quarterly from your contract value. Please see EXPENSES section below.  Premium Based Charge
Accumulated Premium Breakpoint	Premium Based Charge as a Percentage of Purchase Payments Invested	Annualized Premium Based Charge (over 7 Year Period)
Less than $50,000	5.00%	0.71%
$50,000 but less than $100,000	4.50%	0.64%
$100,000 but less than $250,000	3.50%	0.50%
$250,000 but less than $500,000	2.50%	0.36%
$500,000 but less than $1,000,000	2.00%	0.29%
$1,000,000 or more	1.25%	0.18%
The initial Premium Based Charge is determined by the sum of Premiums received during the first contract quarter and the Accumulated Premium Breakpoint achieved by that amount. After the first contract Quarter Anniversary, the Premium Based Charge for each subsequent Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved by the sum of Premiums as of the Premium receipt date. Please see EXPENSES below. [4] Base Contract Expenses: If you do not elect any optional features, your total Base Contract Expense would be 0.95% annually. Beneficiary Expenses if Extended Legacy is Elected
If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Base Contract Expense of 0.85% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. Please see Extended Legacy Program under DEATH BENEFITS. [5] The fee is calculated as a percentage of the Purchase Payments reduced by the Adjustment Factor which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the fee is calculated, please see OPTIONAL LIVING BENEFIT below. [6] The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. (Contracts issued on or after September 10, 2018)
	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.40%
Two Covered Persons	0.60%	±0.40%
*The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).(Contracts issued prior to September 10, 2018)
	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.25%
Two Covered Persons	0.60%	±0.25%
*The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).[7] The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see APPENDIX G — LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 28, 2022 for a description of the Living Benefit you may have elected.
Transaction Expenses [Table Text Block]	Contract Owner Transaction Expenses
Maximum Withdrawal Charges[1] (as a percentage of each Purchase Payment withdrawn)	6%
Your contract provides for a penalty-free withdrawal amount each year. Please see PENALTY-FREE WITHDRAWAL AMOUNT below.
Transfer Fee[2] (Per transfer after 15 transfers in any contract year)	$25

Sales Load (of Purchase Payments), Maximum [Percent]	0.71%
Sales Load, Footnotes [Text Block]	[3] Each Premium is subject to the Premium Based Charge deducted over a period of 7 years and is deducted quarterly from your contract value. Please see EXPENSES section below. Premium Based Charge
Accumulated Premium Breakpoint	Premium Based Charge as a Percentage of Purchase Payments Invested	Annualized Premium Based Charge (over 7 Year Period)
Less than $50,000	5.00%	0.71%
$50,000 but less than $100,000	4.50%	0.64%
$100,000 but less than $250,000	3.50%	0.50%
$250,000 but less than $500,000	2.50%	0.36%
$500,000 but less than $1,000,000	2.00%	0.29%
$1,000,000 or more	1.25%	0.18%
The initial Premium Based Charge is determined by the sum of Premiums received during the first contract quarter and the Accumulated Premium Breakpoint achieved by that amount. After the first contract Quarter Anniversary, the Premium Based Charge for each subsequent Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved by the sum of Premiums as of the Premium receipt date. Please see EXPENSES below.
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	6.00%
Deferred Sales Load, Footnotes [Text Block]	[1] Withdrawal Charge Schedule (as a percentage of each Premium withdrawn) declines over 7 years as follows and applies to each Premium starting on the Premium receipt date:
	Years Since Premium Receipt
Accumulated Premium Breakpoint	1	2	3	4	5	6	7	8+
Less than $50,000	6%	5%	5%	4%	3%	2%	1%	0%
$50,000 but less than $100,000	5.5%	5%	5%	4%	3%	2%	1%	0%
$100,000 but less than $250,000	4.5%	4%	4%	3%	3%	2%	1%	0%
$250,000 but less than $500,000	3.5%	3%	3%	2.25%	2%	2%	1%	0%
$500,000 but less than $1,000,000	3%	2%	2%	1.5%	1%	1%	1%	0%
$1,000,000 or more	2.25%	1.5%	1.5%	1%	1%	0.75%	0.5%	0%
The Withdrawal Charge for each Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved as of the Premium receipt date. Please see EXPENSES section below.
Exchange Fee, Maximum [Dollars]	$ 25
Exchange Fee, Footnotes [Text Block]	In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.
Annual Contract Expenses [Table Text Block]	The following tables describe the fees and expenses you will pay each year during the time that you own the contract, not including Underlying Fund fees and expenses. If you chose to purchase an optional benefit, you will pay additional charges, as shown below. Contract Owner Annual Expenses
Maximum Premium Based Charge[3] (assessed quarterly as an annualized percentage of each Purchase Payment)	0.71%
Contract Maintenance Fee (assessed annually and may be waived if contract value is $75,000 or more)	$50
Base Contract Expenses[4] (deducted from the average daily ending net asset value allocated to the Variable Portfolios)	0.95%

Administrative Expense, Maximum [Dollars]	$ 50
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.95%
Base Contract Expense, Footnotes [Text Block]	[4] Base Contract Expenses: If you do not elect any optional features, your total Base Contract Expense would be 0.95% annually. Beneficiary Expenses if Extended Legacy is Elected
If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Base Contract Expense of 0.85% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. Please see Extended Legacy Program under DEATH BENEFITS.
Optional Benefit Expense, Footnotes [Text Block]	As a percentage of the average daily ending net asset value allocated to the Variable Portfolios.As a percentage of the Purchase Payments reduced by the Adjustment Factor. This represents the maximum initial rate for the most expensive optional benefit currently available.
Annual Portfolio Company Expenses [Table Text Block]	Annual Underlying Fund Expenses
The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements, that you may pay periodically during the time that you own the contract. A complete list of Underlying Funds available under the contract, including their annual expenses, may be found in Appendix A.
	Minimum	Maximum
Expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, if applicable, and other expenses.	0.46%	1.60%

Portfolio Company Expenses [Text Block]	Expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, if applicable, and other expenses.
Portfolio Company Expenses Minimum [Percent]	0.46%
Portfolio Company Expenses Maximum [Percent]	1.60%
Item 5. Principal Risks [Table Text Block]
Principal Risks Of Investing In The Contract
Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.Short-Term Investment Risk. This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and Living Benefit protections mean that this contract is more beneficial to investors with a long investment time horizon.Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the contract. Withdrawals may be subject to significant withdrawal charges. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal may reduce the value of your standard and optional benefits. For instance, a withdrawal will reduce the value of the death benefit. In addition, a withdrawal could reduce the value of the optional Living Benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your contract. We may defer payment of withdrawals from a Fixed Account option (including the Secure Value Account) for up to six months when permitted by law.Variable Portfolio Risk. Amounts that you invest in the Variable Portfolios are subject to the risk of poor investment performance. You assume the investment risk. You can gain or lose money if you invest in these Variable Portfolios. Each Variable Portfolio’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Variable Portfolio. You are responsible for allocating Purchase Payments to the Variable Portfolios that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund’s prospectus, statement of additional information and annual and semi-annual reports. We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.Selection Risk. The optional benefits under the contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose, or may not have chosen, the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that you may not use or benefit from.Investment Requirements Risk. If you elect the optional Living Benefit, you will be subject to investment requirements that limit the investment options that are available to you and limit your ability to take certain actions under the contract. These investment requirements are designed to reduce our risk that we will have to make payments to you from our own assets. In turn, they may also limit the potential growth of your contract value and the potential growth of your guaranteed benefits.Managed Volatility Fund Risk. Certain Underlying Funds, including some Underlying Funds that are available under certain optional Living Benefits’ investment requirements, utilize managed volatility strategies. These risk management techniques help us manage our financial risks associated with the contract’s guarantees, like living and death benefits, because they reduce the incidence of extreme outcomes including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your contract value and the potential growth of your guaranteed benefits. Certain Underlying Funds advised by our affiliate employ such risk management strategies, which may help us manage our financial risks.Purchase Payment Risk. Your ability to make subsequent Purchase Payments is subject to certain restrictions. We reserve the right to refuse any Purchase Payment(s), limit the amount of subsequent Purchase Payment(s) with advance notice based on age as shown below and election of optional benefit(s), and may require our prior approval before accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary. There is no guarantee that you will always be permitted to make Purchase Payments.Minimum Contract Value Risk. Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract’s remaining value to you.Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our general account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability.Business Disruption. Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pickup and process mail, to calculate Accumulation Unit Values (“AUVs”), process other contract-related transactions, or otherwise provide our services, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans and procedures to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the Underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes. Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, user error or other disruptions to the confidentiality, integrity, or availability of such systems and data. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the affected Underlying Funds to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect our systems and customer information and reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
Item 10. Benefits Available (N-4) [Text Block]
Benefits Available Under the Contract
  The following tables summarize information about the benefits available under the contract. This prospectus utilizes a Rate Sheet Prospectus Supplement to provide the current rates and percentages for the available Living Benefit, including the current initial annual fee rate. To obtain a copy, please visit www.corebridgefinancial.com/ProductProspectuses.Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions / Limitations
Standard Death Benefit	Provides a death benefit equal to the greater of contract value or Net Purchase Payments	•Withdrawals may significantly reduce the benefit
Dollar Cost Averaging (DCA) Fixed Accounts
Interest is credited to
amounts allocated to a DCA
Fixed Account and your
money is systematically
transferred from the DCA
Fixed Account to one or
more investment options
over a specified period of
time

•Must be funded with a Purchase Payment, not transferred contract value
•Minimum funding requirements apply
•Only 6-Month, 12-Month, and 2-Year DCA Fixed Accounts may be
available
•Transfers may only occur on a monthly basis
•Availability may be restricted based on date of contract issuance and election of optional benefits
•Fixed Account options are not eligible to receive DCA transfers
•The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract

Dollar Cost Averaging (DCA) Program	Allows you to have systematic transfers of a specified dollar amount or percentage of contract value from an investment option to one or more eligible investment options
•Transfers may only occur on a monthly basis and will not count towards the number of free transfers per contract year
•Minimum per transfer is $100 regardless of source account
•Fixed Account options are not eligible to receive DCA transfers
•Upon notification of your death, we will terminate the DCA Program and transfer the remaining money according to the current allocation instructions on file

Standard Benefits (No Additional Charge) (continued)
Name of Benefit	Purpose	Brief Description of Restrictions / Limitations
Automatic Asset Rebalancing	Allows you to have your investments periodically rebalanced to your pre-selected percentages
•Rebalancing may occur on a quarterly, semi-annual, or annual basis
•Updated rebalancing instructions must be provided upon making a non-automatic transfer, otherwise rebalancing instructions will be automatically updated
•Upon notification of your death, we will terminate the Automatic Asset
Rebalancing Program
•If you elect an optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing

Systematic Withdrawal Program	Allows you to receive periodic withdrawals from your contract	•Minimum withdrawal amount is $100 •Withdrawals may occur on a monthly, quarterly, semi-annual, or annual basis •Participation in program may be restricted if optional Living Benefit elected
Automatic Payment Plan	Allows you to make automatic Purchase Payments	•Minimum requirements for the initial and subsequent Purchase Payments and age restrictions apply •May not be available with election of certain Living Benefit features
Optional Benefits Available For Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/ Limitations
Polaris Income Daily Edge Living Benefit	A guaranteed lifetime withdrawal benefit, designed to provide guaranteed income for the lifetime(s) of the Covered Person(s).	2.50% (as a percentage of Purchase Payments reduced by the Adjustment Factor)
•May be elected only at time of contract issuance
•Covered person(s) must be age 45-80 at time of election
•Income Percentages depend on the age of the younger
Covered Person(s) at the time Purchase Payments are made.
•All withdrawals before Lifetime Income is activated may
significantly reduce or terminate the benefit
•Excess Withdrawals after Lifetime Income is activated may
significantly reduce or terminate the benefit
•Investment requirements limit available investment options
•Purchase Payments subject to additional restrictions
•May not be cancelled by you prior to the 5th benefit
anniversary
•Certain events will automatically terminate the benefit
•May not be re-elected or reinstated after termination
•Fee is deducted pro rata from variable portfolios.

Maximum Anniversary Value Death Benefit	Provides a death benefit based on the greatest of contract value, Net Purchase Payments, or highest contract value on an eligible contract anniversary	0.25% (as a percentage of average daily net asset value allocated to the Variable Portfolios)
•May be elected only at time of contract issuance
•Must be younger than age 81 at time of election
•Death benefit calculated differently depending on whether an optional Living Benefit was elected
•Withdrawals may significantly reduce the benefit

Benefits Available [Table Text Block]	Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions / Limitations
Standard Death Benefit	Provides a death benefit equal to the greater of contract value or Net Purchase Payments	•Withdrawals may significantly reduce the benefit
Dollar Cost Averaging (DCA) Fixed Accounts
Interest is credited to
amounts allocated to a DCA
Fixed Account and your
money is systematically
transferred from the DCA
Fixed Account to one or
more investment options
over a specified period of
time

•Must be funded with a Purchase Payment, not transferred contract value
•Minimum funding requirements apply
•Only 6-Month, 12-Month, and 2-Year DCA Fixed Accounts may be
available
•Transfers may only occur on a monthly basis
•Availability may be restricted based on date of contract issuance and election of optional benefits
•Fixed Account options are not eligible to receive DCA transfers
•The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract

Dollar Cost Averaging (DCA) Program	Allows you to have systematic transfers of a specified dollar amount or percentage of contract value from an investment option to one or more eligible investment options
•Transfers may only occur on a monthly basis and will not count towards the number of free transfers per contract year
•Minimum per transfer is $100 regardless of source account
•Fixed Account options are not eligible to receive DCA transfers
•Upon notification of your death, we will terminate the DCA Program and transfer the remaining money according to the current allocation instructions on file

Standard Benefits (No Additional Charge) (continued)
Name of Benefit	Purpose	Brief Description of Restrictions / Limitations
Automatic Asset Rebalancing	Allows you to have your investments periodically rebalanced to your pre-selected percentages
•Rebalancing may occur on a quarterly, semi-annual, or annual basis
•Updated rebalancing instructions must be provided upon making a non-automatic transfer, otherwise rebalancing instructions will be automatically updated
•Upon notification of your death, we will terminate the Automatic Asset
Rebalancing Program
•If you elect an optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing

Systematic Withdrawal Program	Allows you to receive periodic withdrawals from your contract	•Minimum withdrawal amount is $100 •Withdrawals may occur on a monthly, quarterly, semi-annual, or annual basis •Participation in program may be restricted if optional Living Benefit elected
Automatic Payment Plan	Allows you to make automatic Purchase Payments	•Minimum requirements for the initial and subsequent Purchase Payments and age restrictions apply •May not be available with election of certain Living Benefit features
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/ Limitations
Polaris Income Daily Edge Living Benefit	A guaranteed lifetime withdrawal benefit, designed to provide guaranteed income for the lifetime(s) of the Covered Person(s).	2.50% (as a percentage of Purchase Payments reduced by the Adjustment Factor)
•May be elected only at time of contract issuance
•Covered person(s) must be age 45-80 at time of election
•Income Percentages depend on the age of the younger
Covered Person(s) at the time Purchase Payments are made.
•All withdrawals before Lifetime Income is activated may
significantly reduce or terminate the benefit
•Excess Withdrawals after Lifetime Income is activated may
significantly reduce or terminate the benefit
•Investment requirements limit available investment options
•Purchase Payments subject to additional restrictions
•May not be cancelled by you prior to the 5th benefit
anniversary
•Certain events will automatically terminate the benefit
•May not be re-elected or reinstated after termination
•Fee is deducted pro rata from variable portfolios.

Maximum Anniversary Value Death Benefit	Provides a death benefit based on the greatest of contract value, Net Purchase Payments, or highest contract value on an eligible contract anniversary	0.25% (as a percentage of average daily net asset value allocated to the Variable Portfolios)
•May be elected only at time of contract issuance
•Must be younger than age 81 at time of election
•Death benefit calculated differently depending on whether an optional Living Benefit was elected
•Withdrawals may significantly reduce the benefit

Name of Benefit [Text Block]	Name of BenefitName of Benefit
Purpose of Benefit [Text Block]	PurposePurpose
Optional Benefit Expense, Footnotes [Text Block]	As a percentage of the average daily ending net asset value allocated to the Variable Portfolios.As a percentage of the Purchase Payments reduced by the Adjustment Factor. This represents the maximum initial rate for the most expensive optional benefit currently available.
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions / LimitationsBrief Description of Restrictions/ Limitations
Benefits Description [Table Text Block]
Optional Living Benefit
General Information Applicable to the Living Benefit The optional Living Benefit available for election under the contract is a guaranteed lifetime withdrawal benefit known as “Polaris Income Daily Edge”. It is designed to provide you guaranteed income over the lifetime(s) of the Covered Person(s). You are guaranteed to be able to withdraw or receive income under the guaranteed lifetime income amount (GLIA) provided your contract value is not reduced to zero. This optional Living Benefit may be appropriate for you if you intend to receive annual income from the variable annuity. You may only elect this optional Living Benefit at the time of contract issue. Please note that electing this optional Living Benefit will not guarantee your contract value and your contract value can fluctuate and may lose value regardless of whether the optional Living Benefit is elected. If a contract is jointly owned by non-spousal joint Owners (which can include Domestic Partners) and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. Please see DEATH BENEFITS below. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit. You must invest in accordance with investment requirements outlined below. Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59½ at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax adviser concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts. Certain Living Benefits are no longer offered or have changed since first being offered. If your contract was issued prior to February 28, 2022 and you elected a Living Benefit other than Polaris Income Daily Edge (which became available on January 24, 2022), please see Appendix G for details regarding those benefits. Below is a glossary of Living Benefit Terms and a summary of the key features of the optional Living Benefit offered in your contract.Glossary of Living Benefit Terms Activation Date The date chosen by you on which your Lifetime Income is activated. After activation of Lifetime Income, changes cannot be made to the Covered Person(s). Adjustment Factor A proportional reduction to various components described in this optional Living Benefit used to calculate your Lifetime Income resulting from any withdrawals taken prior to the Lifetime Income Activation Date and upon taking any Excess Withdrawals on or after the Lifetime Income Activation Date. Benefit Anniversary The date that occurs on the same month and date as the contract issue date for each contract year. The first Benefit Anniversary is one (1) year after the contract issue date on the same month and date of the following contract year. The contract issue date is considered a Benefit Anniversary for the first contract year. Benefit Quarter Each consecutive 3-month period starting on the contract issue date. Benefit Quarter Anniversary The date following each consecutive 3-month period starting on the contract date. If the next Benefit Quarter Anniversary has no corresponding date, the Benefit Quarter Anniversary will be deemed to be the following day. For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1. Benefit Year Each consecutive one-year period starting on the contract issue date until this optional Living Benefit is cancelled or terminated. Covered Person(s) The person(s) whose lives are used to determine the Income Percentage and the Guaranteed Lifetime Income Amount. If there are two Covered Persons, they must be each other’s spouse. Covered Person(s) Age The Covered Person’s age as of the Covered Person’s last birthday. If there are two Covered Persons, the age of the younger Covered Person is used. Excess Withdrawal(s) The portion of any withdrawal taken by you on and after the Activation Date that causes cumulative withdrawals in a Benefit Year to exceed the greater of (1) the Guaranteed Lifetime Income Amount for that Benefit Year; or (2) if applicable, the Required Minimum Distribution (RMD) amount. Excess Withdrawals may be subject to withdrawal charges if taken during the withdrawal charge period. Guaranteed Lifetime Income Amount (GLIA) While the Covered Person(s) are living, the Guaranteed Lifetime Income Amount is the maximum amount that may be withdrawn each Benefit Year on or after activating Lifetime Income under this optional Living Benefit that is not considered an Excess Withdrawal. Guaranteed Lifetime Income Percentage (GLIP) A percentage used to determine the Guaranteed Lifetime Income Amount as described in this optional Living Benefit. The percentage applicable is determined by referencing the age of the Covered Person at the date any Purchase Payment is made. If there are two Covered Persons, the age of the younger Covered Person will be used. Highest Daily Value The Highest Daily Value is based on the highest contract value used to calculate the Guaranteed Lifetime Income Amount as described in this optional Living Benefit. Income Growth Amount A component used to determine any increases to the Guaranteed Lifetime Income Amount during the Income Growth Period. The Income Growth Amount is not added to the contract value or any other benefits under the contract. The Income Growth Amount applicable is determined at the time the contract is purchased and applies for the duration of the contract. Income Growth Period The period of time over which the Income Growth Amount is included in evaluations of any increases to the Guaranteed Lifetime Income Amount. The Income Growth Period ends on the earliest of the Activation Date, surrender or cancellation of this optional Living Benefit, or the Latest Annuity Date. Income Growth Rate (IGR) The percentage used to determine the Income Growth Amount during the Income Growth Period. Income Percentage The Income Percentage is the percentage used to determine the Guaranteed Lifetime Income Percentage. Lifetime Income Amounts you receive from us on and after the Activation Date made up of withdrawals and payments of the Guaranteed Lifetime Income Amount. New Covered Person A spouse of the Covered Person that is added to this optional Living Benefit after the contract issue date, but on or before the Activation Date, who meets the New Covered Person Age requirements. Once a New Covered Person is added, all references to Covered Person(s) as described in this optional Living Benefit will apply to the New Covered Person. Investment Requirements In order to elect the Living Benefit, you must invest your money in accordance with certain requirements outlined under Investment Requirement for the optional Living Benefit in APPENDIX A- UNDERLYING FUNDS AVAILABLE UNDER THE CONTRACT. Please see the Rate Sheet Supplement that must accompany this prospectus for the applicable Income Growth Rate and Income Percentages. If you need a copy of the current Rate Sheet Supplement, please call our Annuity Service Center at (800) 445-7862 or visit our website at www.corebridgefinancial.com/ProductProspectuses. All Rate Sheet Supplements will be filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-185790. For contracts issued with Polaris Income Daily Edge prior to the date of this prospectus, please see APPENDIX I - HISTORICAL RATES FOR POLARIS INCOME DAILY EDGE LIVING BENEFIT.
Name of Benefit [Text Block]	Name of BenefitName of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]
Appendix A – Underlying Funds Available Under the Contract
 The following is a list of Underlying Funds available under the contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/ProductProspectuses. You can also request this information at no cost by calling (855) 421-2692. Depending on the optional benefits you choose, you may not be able to invest in certain Underlying Funds. See “Investment Requirements For Optional Living Benefit” in this appendix. The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Asset Allocation	American Funds Asset Allocation Fund – Class 2[1] Capital Research and Management Company	0.55%	14.27%	9.20%	7.25%
	American Funds Asset Allocation Fund – Class 4 Capital Research and Management Company	0.80%	14.02%	8.93%	6.98%
	American Funds Capital Income Builder – Class 4 Capital Research and Management Company	0.78%*	8.76%	7.18%	0.00%
	Franklin Allocation VIP Fund – Class 2 Franklin Advisers, Inc.	0.82%*	14.61%	7.57%	4.75%
	Franklin Income VIP Fund – Class 2 Franklin Advisers, Inc.	0.71%*	8.62%	6.98%	5.01%
	Invesco V.I. Equity and Income Fund – Series II Invesco Advisers, Inc.	0.82%	10.24%	9.64%	6.78%
	MFS Growth Allocation Portfolio – Service Class Massachusetts Financial Services Company	1.05%	15.03%	9.64%	7.26%
	SA Allocation Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC	1.01%*	11.41%	5.56%	4.29%
	SA Allocation Growth Portfolio – Class 3 SunAmerica Asset Management, LLC	1.05%*	17.19%	9.91%	6.72%
	SA Allocation Moderate Growth Portfolio – Class 3 SunAmerica Asset Management, LLC	1.03%*	15.04%	8.31%	5.83%
	SA Allocation Moderate Portfolio – Class 3 SunAmerica Asset Management, LLC	1.02%*	13.70%	7.24%	5.26%
	SA BlackRock Multi-Factor 70/30 Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	0.75%*	13.09%	N/A	N/A
	SA Franklin Tactical Opportunities Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	1.07%*	15.57%	7.91%	N/A
	SA Global Index Allocation 60/40 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.80%*	13.55%	6.97%	N/A
	SA Global Index Allocation 75/25 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.81%*	15.62%	8.21%	N/A
	SA Global Index Allocation 90/10 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.77%	17.85%	9.46%	N/A
	SA Goldman Sachs Multi-Asset Insights Portfolio – Class 3 SunAmerica Asset Management, LLC Goldman Sachs Asset Management, L.P.	1.13%*	16.59%	8.13%	N/A
	SA Index Allocation 60/40 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.72%	15.05%	8.47%	N/A
	SA Index Allocation 80/20 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.71%	18.37%	10.66%	N/A
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Asset Allocation (continued)	SA Index Allocation 90/10 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.71%	20.10%	11.60%	N/A
	SA JPMorgan Diversified Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.98%	15.11%	7.83%	6.16%
	SA MFS Total Return Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.97%	10.05%	8.16%	6.17%
	SA Putnam Asset Allocation Diversified Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.15%*	20.62%	9.93%	7.37%
	SA T. Rowe Price Asset Allocation Growth Portfolio – Class 3 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	1.00%	19.11%	10.42%	N/A
	SA Wellington Strategic Multi-Asset Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	1.06%*	14.84%	7.43%	N/A
Bond	American Funds Capital World Bond Fund – Class 4 Capital Research and Management Company	0.98%	5.89%	-0.56%	0.12%
	American Funds The Bond Fund of America – Class 4 Capital Research and Management Company	0.73%*	4.72%	1.62%	1.83%
	Franklin Strategic Income VIP Fund – Class 2 Franklin Advisers, Inc.	1.09%*	8.18%	1.96%	1.77%
	Lord Abbett Bond Debenture Portfolio – Class VC Lord, Abbett & Co. LLC	0.90%	6.55%	3.14%	3.49%
	Lord Abbett Total Return Portfolio – Class VC Lord, Abbett & Co. LLC	0.71%	6.34%	1.21%	1.83%
	PIMCO Emerging Markets Bond Portfolio – Advisor Class Pacific Investment Management Company, LLC	1.37%	11.00%	2.14%	2.68%
	PIMCO Total Return Portfolio – Advisor Class Pacific Investment Management Company, LLC	0.85%	5.83%	0.98%	1.61%
	SA American Century Inflation Protection Portfolio – Class 3 SunAmerica Asset Management, LLC American Century Investment Management, Inc.	0.91%	3.28%	1.51%	1.32%
	SA Federated Hermes Corporate Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Federated Investment Management Company	0.80%	7.75%	2.87%	2.97%
	SA Fixed Income Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.59%*	5.48%	1.13%	N/A
	SA Fixed Income Intermediate Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.59%*	4.80%	1.34%	N/A
	SA JPMorgan MFS Core Bond Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company	0.79%*	6.46%	1.45%	1.74%
	SA JPMorgan Ultra-Short Bond Portfolio[2] – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.[2]	0.76%	4.39%	0.75%	0.41%
	SA PIMCO Global Bond Opportunities Portfolio[3] – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC[3]	1.13%*	4.05%	-1.55%	-0.69%
	SA PineBridge High-Yield Bond Portfolio – Class 3 SunAmerica Asset Management, LLC PineBridge Investments, LLC	0.97%	15.73%	6.36%	4.93%
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Bond (continued)	SA Wellington Government and Quality Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.83%	4.78%	0.26%	1.01%
	Templeton Global Bond VIP Fund – Class 2 Franklin Advisers, Inc.	0.75%*	2.88%	-2.13%	-0.66%
Cash	Goldman Sachs VIT Government Money Market Fund – Service Shares Goldman Sachs Asset Management, L.P.	0.43%*	4.79%	1.64%	1.02%
Stock	American Funds Global Growth Fund – Class 2[1] Capital Research and Management Company	0.66%*	22.60%	13.65%	9.58%
	American Funds Global Growth Fund – Class 4 Capital Research and Management Company	0.91%*	22.29%	13.36%	9.30%
	American Funds Global Small Capitalization Fund – Class 4 Capital Research and Management Company	1.16%*	15.79%	8.03%	5.51%
	American Funds Growth Fund – Class 2[1] Capital Research and Management Company	0.59%	38.48%	18.67%	14.35%
	American Funds Growth Fund – Class 4 Capital Research and Management Company	0.84%	38.14%	18.38%	14.07%
	American Funds Growth-Income Fund – Class 2[1] Capital Research and Management Company	0.53%	26.14%	13.36%	10.91%
	American Funds Growth-Income Fund – Class 4 Capital Research and Management Company	0.78%	25.82%	13.08%	10.63%
	American Funds International Fund – Class 4 Capital Research and Management Company	1.03%	15.56%	4.58%	3.15%
	Franklin Mutual Global Discovery VIP Fund – Class 2 Franklin Advisers, Inc.	1.15%	20.31%	10.16%	5.98%
	Franklin Rising Dividends VIP Fund – Class 2 Franklin Advisers, Inc.	0.90%*	12.08%	13.75%	10.23%
	Invesco V.I. American Franchise Fund – Series II Invesco Advisers, Inc.	1.11%	40.60%	15.88%	11.42%
	Invesco V.I. American Value Fund – Series II Invesco Advisers, Inc.	1.14%	15.29%	12.45%	6.98%
	Invesco V.I. Comstock Fund – Series II Invesco Advisers, Inc.	1.00%	12.09%	13.20%	8.65%
	Invesco V.I. Growth and Income Fund – Series II Invesco Advisers, Inc.	1.00%	12.40%	11.49%	7.98%
	Lord Abbett Developing Growth Portfolio[4] – Class VC Lord, Abbett & Co. LLC	1.04%*	8.17%	8.90%	6.82%
	Lord Abbett Growth and Income Portfolio – Class VC Lord, Abbett & Co. LLC	0.93%	13.19%	10.72%	7.81%
	Lord Abbett Mid Cap Stock Portfolio – Class VC Lord, Abbett & Co. LLC	1.15%	15.42%	10.63%	6.51%
	SA AB Growth Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	0.88%	34.71%	17.54%	14.60%
	SA AB Small & Mid Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.17%*	16.61%	10.66%	7.28%
	SA Emerging Markets Equity Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.86%*	8.75%	2.88%	N/A
	SA Fidelity Institutional AM® International Growth Portfolio – Class 3 SunAmerica Asset Management, LLC FIAM LLC	1.12%	27.09%	N/A	N/A
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Stock (continued)	SA Fidelity Institutional AM® Real Estate Portfolio – Class 3 SunAmerica Asset Management, LLC FIAM LLC	1.09%	13.86%	7.43%	7.17%
	SA Franklin BW U.S. Large Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC Brandywine Global Investment Management, LLC	0.95%*	7.17%	11.02%	8.56%
	SA Franklin Small Company Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Mutual Advisers, LLC	1.25%*	12.69%	10.75%	6.68%
	SA Franklin Systematic U.S. Large Cap Core Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.85%	21.20%	N/A	N/A
	SA Franklin Systematic U.S. Large Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.90%	8.05%	10.45%	9.87%
	SA International Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.74%	17.15%	7.43%	N/A
	SA Invesco Growth Opportunities Portfolio – Class 3 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	1.07%	12.42%	9.17%	6.90%
	SA Janus Focused Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Janus Capital Management, LLC	1.05%*	38.98%	16.38%	11.81%
	SA JPMorgan Emerging Markets Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.43%*	10.14%	2.99%	1.60%
	SA JPMorgan Equity-Income Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.83%	4.40%	10.87%	9.20%
	SA JPMorgan Global Equities Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.08%	23.46%	10.81%	7.09%
	SA JPMorgan Large Cap Core Portfolio[5] – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.[5]	0.99%*	27.13%	13.94%	10.00%
	SA JPMorgan Mid-Cap Growth Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.04%*	23.04%	15.35%	11.06%
	SA Large Cap Growth Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.60%*	29.05%	15.44%	N/A
	SA Large Cap Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.52%*	25.61%	15.04%	N/A
	SA Large Cap Value Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.60%*	21.48%	13.51%	N/A
	SA MFS Blue Chip Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.95%	40.85%	16.86%	12.41%
	SA MFS Massachusetts Investors Trust Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.93%*	18.74%	13.48%	10.11%
	SA Mid Cap Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.63%	15.72%	11.83%	N/A
	SA Morgan Stanley International Equities Portfolio – Class 3 SunAmerica Asset Management, LLC Morgan Stanley Investment Management Inc.	1.11%*	16.36%	6.81%	2.89%
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Stock (continued)	SA PIMCO RAE International Value Portfolio – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC	1.07%*	17.32%	4.71%	1.36%
	SA Putnam International Growth and Income Portfolio – Class 3 SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.26%	19.18%	9.57%	3.76%
	SA Small Cap Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.66%*	15.96%	9.11%	N/A
	SA Wellington Capital Appreciation Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.99%	39.29%	14.89%	12.78%
Volatility Control	SA T. Rowe Price VCP Balanced Portfolio[6] – Class 3 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	1.07%	16.29%	7.09%	N/A
	SA VCP Dynamic Allocation Portfolio[6] – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.03%	13.49%	6.95%	4.93%
	SA VCP Dynamic Strategy Portfolio[6] – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.05%	12.08%	6.77%	4.69%
* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information. [1]For contracts issued prior to June 29, 2015, Class 2 Shares of American Funds Insurance Series are available instead of Class 4 Shares.[2]On April 29, 2024, SA DFA Ultra Short Bond Portfolio was renamed SA JPMorgan Ultra-Short Bond Portfolio, and J.P. Morgan Investment Management Inc. became its subadvisor.[3]On April 29, 2024, SA Goldman Sachs Global Bond Portfolio was renamed SA PIMCO Global Bond Opportunities Portfolio, and Pacific Investment Management Company, LLC became its subadvisor.[4]Not available for investment if your contract was issued on or after May 3, 2021.[5]On July 5, 2023, SA Invesco Main Street Large Cap Portfolio was renamed SA JPMorgan Large Cap Core Portfolio and J.P . Morgan Investment Management Inc. became its subadvisor.[6]Not available for investment if your contract was issued on or after September 10, 2018.
Prospectuses Available [Text Block]	The following is a list of Underlying Funds available under the contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/ProductProspectuses. You can also request this information at no cost by calling (855) 421-2692. Depending on the optional benefits you choose, you may not be able to invest in certain Underlying Funds. See “Investment Requirements For Optional Living Benefit” in this appendix. The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Asset Allocation	American Funds Asset Allocation Fund – Class 2[1] Capital Research and Management Company	0.55%	14.27%	9.20%	7.25%
	American Funds Asset Allocation Fund – Class 4 Capital Research and Management Company	0.80%	14.02%	8.93%	6.98%
	American Funds Capital Income Builder – Class 4 Capital Research and Management Company	0.78%*	8.76%	7.18%	0.00%
	Franklin Allocation VIP Fund – Class 2 Franklin Advisers, Inc.	0.82%*	14.61%	7.57%	4.75%
	Franklin Income VIP Fund – Class 2 Franklin Advisers, Inc.	0.71%*	8.62%	6.98%	5.01%
	Invesco V.I. Equity and Income Fund – Series II Invesco Advisers, Inc.	0.82%	10.24%	9.64%	6.78%
	MFS Growth Allocation Portfolio – Service Class Massachusetts Financial Services Company	1.05%	15.03%	9.64%	7.26%
	SA Allocation Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC	1.01%*	11.41%	5.56%	4.29%
	SA Allocation Growth Portfolio – Class 3 SunAmerica Asset Management, LLC	1.05%*	17.19%	9.91%	6.72%
	SA Allocation Moderate Growth Portfolio – Class 3 SunAmerica Asset Management, LLC	1.03%*	15.04%	8.31%	5.83%
	SA Allocation Moderate Portfolio – Class 3 SunAmerica Asset Management, LLC	1.02%*	13.70%	7.24%	5.26%
	SA BlackRock Multi-Factor 70/30 Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	0.75%*	13.09%	N/A	N/A
	SA Franklin Tactical Opportunities Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	1.07%*	15.57%	7.91%	N/A
	SA Global Index Allocation 60/40 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.80%*	13.55%	6.97%	N/A
	SA Global Index Allocation 75/25 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.81%*	15.62%	8.21%	N/A
	SA Global Index Allocation 90/10 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.77%	17.85%	9.46%	N/A
	SA Goldman Sachs Multi-Asset Insights Portfolio – Class 3 SunAmerica Asset Management, LLC Goldman Sachs Asset Management, L.P.	1.13%*	16.59%	8.13%	N/A
	SA Index Allocation 60/40 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.72%	15.05%	8.47%	N/A
	SA Index Allocation 80/20 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.71%	18.37%	10.66%	N/A
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Asset Allocation (continued)	SA Index Allocation 90/10 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.71%	20.10%	11.60%	N/A
	SA JPMorgan Diversified Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.98%	15.11%	7.83%	6.16%
	SA MFS Total Return Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.97%	10.05%	8.16%	6.17%
	SA Putnam Asset Allocation Diversified Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.15%*	20.62%	9.93%	7.37%
	SA T. Rowe Price Asset Allocation Growth Portfolio – Class 3 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	1.00%	19.11%	10.42%	N/A
	SA Wellington Strategic Multi-Asset Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	1.06%*	14.84%	7.43%	N/A
Bond	American Funds Capital World Bond Fund – Class 4 Capital Research and Management Company	0.98%	5.89%	-0.56%	0.12%
	American Funds The Bond Fund of America – Class 4 Capital Research and Management Company	0.73%*	4.72%	1.62%	1.83%
	Franklin Strategic Income VIP Fund – Class 2 Franklin Advisers, Inc.	1.09%*	8.18%	1.96%	1.77%
	Lord Abbett Bond Debenture Portfolio – Class VC Lord, Abbett & Co. LLC	0.90%	6.55%	3.14%	3.49%
	Lord Abbett Total Return Portfolio – Class VC Lord, Abbett & Co. LLC	0.71%	6.34%	1.21%	1.83%
	PIMCO Emerging Markets Bond Portfolio – Advisor Class Pacific Investment Management Company, LLC	1.37%	11.00%	2.14%	2.68%
	PIMCO Total Return Portfolio – Advisor Class Pacific Investment Management Company, LLC	0.85%	5.83%	0.98%	1.61%
	SA American Century Inflation Protection Portfolio – Class 3 SunAmerica Asset Management, LLC American Century Investment Management, Inc.	0.91%	3.28%	1.51%	1.32%
	SA Federated Hermes Corporate Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Federated Investment Management Company	0.80%	7.75%	2.87%	2.97%
	SA Fixed Income Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.59%*	5.48%	1.13%	N/A
	SA Fixed Income Intermediate Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.59%*	4.80%	1.34%	N/A
	SA JPMorgan MFS Core Bond Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company	0.79%*	6.46%	1.45%	1.74%
	SA JPMorgan Ultra-Short Bond Portfolio[2] – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.[2]	0.76%	4.39%	0.75%	0.41%
	SA PIMCO Global Bond Opportunities Portfolio[3] – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC[3]	1.13%*	4.05%	-1.55%	-0.69%
	SA PineBridge High-Yield Bond Portfolio – Class 3 SunAmerica Asset Management, LLC PineBridge Investments, LLC	0.97%	15.73%	6.36%	4.93%
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Bond (continued)	SA Wellington Government and Quality Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.83%	4.78%	0.26%	1.01%
	Templeton Global Bond VIP Fund – Class 2 Franklin Advisers, Inc.	0.75%*	2.88%	-2.13%	-0.66%
Cash	Goldman Sachs VIT Government Money Market Fund – Service Shares Goldman Sachs Asset Management, L.P.	0.43%*	4.79%	1.64%	1.02%
Stock	American Funds Global Growth Fund – Class 2[1] Capital Research and Management Company	0.66%*	22.60%	13.65%	9.58%
	American Funds Global Growth Fund – Class 4 Capital Research and Management Company	0.91%*	22.29%	13.36%	9.30%
	American Funds Global Small Capitalization Fund – Class 4 Capital Research and Management Company	1.16%*	15.79%	8.03%	5.51%
	American Funds Growth Fund – Class 2[1] Capital Research and Management Company	0.59%	38.48%	18.67%	14.35%
	American Funds Growth Fund – Class 4 Capital Research and Management Company	0.84%	38.14%	18.38%	14.07%
	American Funds Growth-Income Fund – Class 2[1] Capital Research and Management Company	0.53%	26.14%	13.36%	10.91%
	American Funds Growth-Income Fund – Class 4 Capital Research and Management Company	0.78%	25.82%	13.08%	10.63%
	American Funds International Fund – Class 4 Capital Research and Management Company	1.03%	15.56%	4.58%	3.15%
	Franklin Mutual Global Discovery VIP Fund – Class 2 Franklin Advisers, Inc.	1.15%	20.31%	10.16%	5.98%
	Franklin Rising Dividends VIP Fund – Class 2 Franklin Advisers, Inc.	0.90%*	12.08%	13.75%	10.23%
	Invesco V.I. American Franchise Fund – Series II Invesco Advisers, Inc.	1.11%	40.60%	15.88%	11.42%
	Invesco V.I. American Value Fund – Series II Invesco Advisers, Inc.	1.14%	15.29%	12.45%	6.98%
	Invesco V.I. Comstock Fund – Series II Invesco Advisers, Inc.	1.00%	12.09%	13.20%	8.65%
	Invesco V.I. Growth and Income Fund – Series II Invesco Advisers, Inc.	1.00%	12.40%	11.49%	7.98%
	Lord Abbett Developing Growth Portfolio[4] – Class VC Lord, Abbett & Co. LLC	1.04%*	8.17%	8.90%	6.82%
	Lord Abbett Growth and Income Portfolio – Class VC Lord, Abbett & Co. LLC	0.93%	13.19%	10.72%	7.81%
	Lord Abbett Mid Cap Stock Portfolio – Class VC Lord, Abbett & Co. LLC	1.15%	15.42%	10.63%	6.51%
	SA AB Growth Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	0.88%	34.71%	17.54%	14.60%
	SA AB Small & Mid Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.17%*	16.61%	10.66%	7.28%
	SA Emerging Markets Equity Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.86%*	8.75%	2.88%	N/A
	SA Fidelity Institutional AM® International Growth Portfolio – Class 3 SunAmerica Asset Management, LLC FIAM LLC	1.12%	27.09%	N/A	N/A
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Stock (continued)	SA Fidelity Institutional AM® Real Estate Portfolio – Class 3 SunAmerica Asset Management, LLC FIAM LLC	1.09%	13.86%	7.43%	7.17%
	SA Franklin BW U.S. Large Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC Brandywine Global Investment Management, LLC	0.95%*	7.17%	11.02%	8.56%
	SA Franklin Small Company Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Mutual Advisers, LLC	1.25%*	12.69%	10.75%	6.68%
	SA Franklin Systematic U.S. Large Cap Core Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.85%	21.20%	N/A	N/A
	SA Franklin Systematic U.S. Large Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.90%	8.05%	10.45%	9.87%
	SA International Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.74%	17.15%	7.43%	N/A
	SA Invesco Growth Opportunities Portfolio – Class 3 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	1.07%	12.42%	9.17%	6.90%
	SA Janus Focused Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Janus Capital Management, LLC	1.05%*	38.98%	16.38%	11.81%
	SA JPMorgan Emerging Markets Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.43%*	10.14%	2.99%	1.60%
	SA JPMorgan Equity-Income Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.83%	4.40%	10.87%	9.20%
	SA JPMorgan Global Equities Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.08%	23.46%	10.81%	7.09%
	SA JPMorgan Large Cap Core Portfolio[5] – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.[5]	0.99%*	27.13%	13.94%	10.00%
	SA JPMorgan Mid-Cap Growth Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.04%*	23.04%	15.35%	11.06%
	SA Large Cap Growth Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.60%*	29.05%	15.44%	N/A
	SA Large Cap Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.52%*	25.61%	15.04%	N/A
	SA Large Cap Value Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.60%*	21.48%	13.51%	N/A
	SA MFS Blue Chip Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.95%	40.85%	16.86%	12.41%
	SA MFS Massachusetts Investors Trust Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.93%*	18.74%	13.48%	10.11%
	SA Mid Cap Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.63%	15.72%	11.83%	N/A
	SA Morgan Stanley International Equities Portfolio – Class 3 SunAmerica Asset Management, LLC Morgan Stanley Investment Management Inc.	1.11%*	16.36%	6.81%	2.89%
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Stock (continued)	SA PIMCO RAE International Value Portfolio – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC	1.07%*	17.32%	4.71%	1.36%
	SA Putnam International Growth and Income Portfolio – Class 3 SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.26%	19.18%	9.57%	3.76%
	SA Small Cap Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.66%*	15.96%	9.11%	N/A
	SA Wellington Capital Appreciation Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.99%	39.29%	14.89%	12.78%
Volatility Control	SA T. Rowe Price VCP Balanced Portfolio[6] – Class 3 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	1.07%	16.29%	7.09%	N/A
	SA VCP Dynamic Allocation Portfolio[6] – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.03%	13.49%	6.95%	4.93%
	SA VCP Dynamic Strategy Portfolio[6] – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.05%	12.08%	6.77%	4.69%
* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information. [1]For contracts issued prior to June 29, 2015, Class 2 Shares of American Funds Insurance Series are available instead of Class 4 Shares.[2]On April 29, 2024, SA DFA Ultra Short Bond Portfolio was renamed SA JPMorgan Ultra-Short Bond Portfolio, and J.P. Morgan Investment Management Inc. became its subadvisor.[3]On April 29, 2024, SA Goldman Sachs Global Bond Portfolio was renamed SA PIMCO Global Bond Opportunities Portfolio, and Pacific Investment Management Company, LLC became its subadvisor.[4]Not available for investment if your contract was issued on or after May 3, 2021.[5]On July 5, 2023, SA Invesco Main Street Large Cap Portfolio was renamed SA JPMorgan Large Cap Core Portfolio and J.P . Morgan Investment Management Inc. became its subadvisor.[6]Not available for investment if your contract was issued on or after September 10, 2018.
Portfolio Company Objective [Text Block]	Type
Some Portfolio Companies not Available for All Benefits [Text Block]	INVESTMENT REQUIREMENTS FOR OPTIONAL LIVING BENEFIT If you elect an optional Living Benefit, your contract is subject to investment requirements, as reflected below. If you elect the optional Living Benefit, you may not be able to invest in certain investment options. If you do not elect the optional living benefit, or if the only optional benefit you elect is a death benefit, your contract is not subject to investment requirements. FOR OPTIONAL BENEFIT AVAILABLE FOR ELECTION This section contains the current investment requirements for the optional Living Benefit that we are offering to investors, including: •Polaris Income Daily EdgePolaris Income Daily Edge If you elect Polaris Income Daily Edge, you must allocate your assets in accordance with the following:
20% Secure Value Account
80% in one or more of the following Variable
Portfolios or DCA Fixed Accounts:
American Funds Asset Allocation
Goldman Sachs VIT Government Money Market
Fund
MFS Growth Allocation
PIMCO Total Return
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate
SA Allocation Moderate Growth
SA American Century Inflation Protection
SA BlackRock Multi-Factor 70/30
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Franklin Tactical Opportunities
SA Global Index Allocation 60/40
SA Global Index Allocation 75/25
SA Global Index Allocation 90/10
SA Goldman Sachs Multi-Asset Insights
SA Index Allocation 60/40
SA Index Allocation 80/20
SA Index Allocation 90/10
SA JPMorgan Diversified Balanced
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA MFS Total Return
SA PIMCO Global Bond Opportunities
SA Putnam Asset Allocation Diversified Growth
SA T. Rowe Price Asset Allocation Growth
SA Wellington Government and Quality Bond
SA Wellington Strategic Multi-Asset
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
*You may use a DCA Fixed Account to invest your
target allocations in accordance with the investment
requirements.

Temporary Fee Reductions, Current Expenses [Text Block]	This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | ShortTermInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Short-Term Investment Risk. This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and Living Benefit protections mean that this contract is more beneficial to investors with a long investment time horizon.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | WithdrawalRiskMember
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the contract. Withdrawals may be subject to significant withdrawal charges. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal may reduce the value of your standard and optional benefits. For instance, a withdrawal will reduce the value of the death benefit. In addition, a withdrawal could reduce the value of the optional Living Benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your contract. We may defer payment of withdrawals from a Fixed Account option (including the Secure Value Account) for up to six months when permitted by law.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | VariablePortfolioRiskMember
Prospectus:
Principal Risk [Text Block]	Variable Portfolio Risk. Amounts that you invest in the Variable Portfolios are subject to the risk of poor investment performance. You assume the investment risk. You can gain or lose money if you invest in these Variable Portfolios. Each Variable Portfolio’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Variable Portfolio. You are responsible for allocating Purchase Payments to the Variable Portfolios that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund’s prospectus, statement of additional information and annual and semi-annual reports. We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SelectionRiskMember
Prospectus:
Principal Risk [Text Block]	Selection Risk. The optional benefits under the contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose, or may not have chosen, the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that you may not use or benefit from.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | InvestmentRequirementsRiskMember
Prospectus:
Principal Risk [Text Block]	Investment Requirements Risk. If you elect the optional Living Benefit, you will be subject to investment requirements that limit the investment options that are available to you and limit your ability to take certain actions under the contract. These investment requirements are designed to reduce our risk that we will have to make payments to you from our own assets. In turn, they may also limit the potential growth of your contract value and the potential growth of your guaranteed benefits.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | ManagedVolatilityFundRiskMember
Prospectus:
Principal Risk [Text Block]	Managed Volatility Fund Risk. Certain Underlying Funds, including some Underlying Funds that are available under certain optional Living Benefits’ investment requirements, utilize managed volatility strategies. These risk management techniques help us manage our financial risks associated with the contract’s guarantees, like living and death benefits, because they reduce the incidence of extreme outcomes including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your contract value and the potential growth of your guaranteed benefits. Certain Underlying Funds advised by our affiliate employ such risk management strategies, which may help us manage our financial risks.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | PurchasePaymentRiskMember
Prospectus:
Principal Risk [Text Block]	Purchase Payment Risk. Your ability to make subsequent Purchase Payments is subject to certain restrictions. We reserve the right to refuse any Purchase Payment(s), limit the amount of subsequent Purchase Payment(s) with advance notice based on age as shown below and election of optional benefit(s), and may require our prior approval before accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary. There is no guarantee that you will always be permitted to make Purchase Payments.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | MinimumContractValueRiskMember
Prospectus:
Principal Risk [Text Block]	Minimum Contract Value Risk. Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract’s remaining value to you.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | FinancialStrengthandClaimsPayingAbilityRiskMember
Prospectus:
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our general account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | BusinessDisruptionMember
Prospectus:
Principal Risk [Text Block]	Business Disruption. Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pickup and process mail, to calculate Accumulation Unit Values (“AUVs”), process other contract-related transactions, or otherwise provide our services, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans and procedures to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the Underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | CybersecurityRiskMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, user error or other disruptions to the confidentiality, integrity, or availability of such systems and data. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the affected Underlying Funds to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect our systems and customer information and reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can gain or lose money by investing in this contract, including possible loss of your principal investment.
Principal Risk [Text Block]	Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash.•Charges may apply to withdrawals. Withdrawal charges could significantly reduce the value of your investment or the amount that you receive upon taking a withdrawal. Withdrawals may also reduce or terminate contract guarantees.•The benefits of tax deferral, long-term income, and optional Living Benefit guarantees mean that this contract is generally more beneficial to investors with a long investment time horizon.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract.•Each investment option (including each Fixed Account option) has its own unique risks.•You should review the investment options before making an investment decision.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the contract is subject to the risks related to us, American General Life Insurance Company. Any obligations (including under a Fixed Account option), guarantees, and benefits of the contract are subject to our claims-paying ability. More information about us is available upon request by calling the Annuity Service Center at (800) 445-7862 or visiting www.corebridgefinancial.com/annuities.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | AmericanFundsAssetAllocationFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds Asset Allocation Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	14.27%
Average Annual Total Returns, 5 Years [Percent]	9.20%
Average Annual Total Returns, 10 Years [Percent]	7.25%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | AmericanFundsAssetAllocationFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Asset Allocation Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.02%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	6.98%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | AmericanFundsCapitalIncomeBuilderClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Capital Income Builder
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	8.76%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | FranklinAllocationVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Allocation VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	14.61%
Average Annual Total Returns, 5 Years [Percent]	7.57%
Average Annual Total Returns, 10 Years [Percent]	4.75%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | FranklinIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Income VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	6.98%
Average Annual Total Returns, 10 Years [Percent]	5.01%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | InvescoVIEquityandIncomeFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Equity and Income Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	10.24%
Average Annual Total Returns, 5 Years [Percent]	9.64%
Average Annual Total Returns, 10 Years [Percent]	6.78%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | MFSGrowthAllocationPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS Growth Allocation Portfolio
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	15.03%
Average Annual Total Returns, 5 Years [Percent]	9.64%
Average Annual Total Returns, 10 Years [Percent]	7.26%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAAllocationBalancedPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Balanced Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	11.41%
Average Annual Total Returns, 5 Years [Percent]	5.56%
Average Annual Total Returns, 10 Years [Percent]	4.29%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAAllocationGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	17.19%
Average Annual Total Returns, 5 Years [Percent]	9.91%
Average Annual Total Returns, 10 Years [Percent]	6.72%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAAllocationModerateGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Moderate Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	15.04%
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	5.83%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAAllocationModeratePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Moderate Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	13.70%
Average Annual Total Returns, 5 Years [Percent]	7.24%
Average Annual Total Returns, 10 Years [Percent]	5.26%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SABlackRockMultiFactor7030PortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA BlackRock Multi-Factor 70/30 Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	13.09%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAFranklinTacticalOpportunitiesPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Franklin Tactical Opportunities Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	15.57%
Average Annual Total Returns, 5 Years [Percent]	7.91%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAGlobalIndexAllocation6040PortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Global Index Allocation 60/40 Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	13.55%
Average Annual Total Returns, 5 Years [Percent]	6.97%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAGlobalIndexAllocation7525PortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Global Index Allocation 75/25 Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	15.62%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAGlobalIndexAllocation9010PortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Global Index Allocation 90/10 Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	17.85%
Average Annual Total Returns, 5 Years [Percent]	9.46%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAGoldmanSachsMultiAssetInsightsPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Goldman Sachs Multi-Asset Insights Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	16.59%
Average Annual Total Returns, 5 Years [Percent]	8.13%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAIndexAllocation6040PortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Index Allocation 60/40 Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	15.05%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAIndexAllocation8020PortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Index Allocation 80/20 Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	18.37%
Average Annual Total Returns, 5 Years [Percent]	10.66%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAIndexAllocation9010PortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Index Allocation 90/10 Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	20.10%
Average Annual Total Returns, 5 Years [Percent]	11.60%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAJPMorganDiversifiedBalancedPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA JPMorgan Diversified Balanced Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	15.11%
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	6.16%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAMFSTotalReturnPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA MFS Total Return Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	10.05%
Average Annual Total Returns, 5 Years [Percent]	8.16%
Average Annual Total Returns, 10 Years [Percent]	6.17%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAPutnamAssetAllocationDiversifiedGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Putnam Asset Allocation Diversified Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	20.62%
Average Annual Total Returns, 5 Years [Percent]	9.93%
Average Annual Total Returns, 10 Years [Percent]	7.37%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SATRowePriceAssetAllocationGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA T. Rowe Price Asset Allocation Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	19.11%
Average Annual Total Returns, 5 Years [Percent]	10.42%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAWellingtonStrategicMultiAssetPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Wellington Strategic Multi-Asset Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	14.84%
Average Annual Total Returns, 5 Years [Percent]	7.43%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | AmericanFundsCapitalWorldBondFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Bond
Portfolio Company Name [Text Block]	American Funds Capital World Bond Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	5.89%
Average Annual Total Returns, 5 Years [Percent]	(0.56%)
Average Annual Total Returns, 10 Years [Percent]	0.12%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | AmericanFundsTheBondFundofAmericaClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds The Bond Fund of America
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	4.72%
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	1.83%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | FranklinStrategicIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Strategic Income VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	8.18%
Average Annual Total Returns, 5 Years [Percent]	1.96%
Average Annual Total Returns, 10 Years [Percent]	1.77%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | LordAbbettBondDebenturePortfolioClassVCMember
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Bond Debenture Portfolio
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	6.55%
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	3.49%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | LordAbbettTotalReturnPortfolioClassVCMember
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Total Return Portfolio
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	6.34%
Average Annual Total Returns, 5 Years [Percent]	1.21%
Average Annual Total Returns, 10 Years [Percent]	1.83%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | PIMCOEmergingMarketsBondPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Emerging Markets Bond Portfolio
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	11.00%
Average Annual Total Returns, 5 Years [Percent]	2.14%
Average Annual Total Returns, 10 Years [Percent]	2.68%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | PIMCOTotalReturnPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Total Return Portfolio
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.83%
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	1.61%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAAmericanCenturyInflationProtectionPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA American Century Inflation Protection Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	3.28%
Average Annual Total Returns, 5 Years [Percent]	1.51%
Average Annual Total Returns, 10 Years [Percent]	1.32%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAJPMorganUltraShortBondPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA JPMorgan Ultra-Short Bond Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	7.75%
Average Annual Total Returns, 5 Years [Percent]	2.87%
Average Annual Total Returns, 10 Years [Percent]	2.97%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAFederatedHermesCorporateBondPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Federated Hermes Corporate Bond Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	5.48%
Average Annual Total Returns, 5 Years [Percent]	1.13%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAFixedIncomeIndexPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Fixed Income Index Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	4.80%
Average Annual Total Returns, 5 Years [Percent]	1.34%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAFixedIncomeIntermediateIndexPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Fixed Income Intermediate Index Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	6.46%
Average Annual Total Returns, 5 Years [Percent]	1.45%
Average Annual Total Returns, 10 Years [Percent]	1.74%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAPIMCOGlobalBondOpportunitiesPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA PIMCO Global Bond Opportunities Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	4.39%
Average Annual Total Returns, 5 Years [Percent]	0.75%
Average Annual Total Returns, 10 Years [Percent]	0.41%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAJPMorganMFSCoreBondPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA JPMorgan MFS Core Bond Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	4.05%
Average Annual Total Returns, 5 Years [Percent]	(1.55%)
Average Annual Total Returns, 10 Years [Percent]	(0.69%)
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAPineBridgeHighYieldBondPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA PineBridge High-Yield Bond Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	PineBridge Investments, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	15.73%
Average Annual Total Returns, 5 Years [Percent]	6.36%
Average Annual Total Returns, 10 Years [Percent]	4.93%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAWellingtonGovernmentandQualityBondPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Wellington Government and Quality Bond Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	4.78%
Average Annual Total Returns, 5 Years [Percent]	0.26%
Average Annual Total Returns, 10 Years [Percent]	1.01%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | TempletonGlobalBondVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	2.88%
Average Annual Total Returns, 5 Years [Percent]	(2.13%)
Average Annual Total Returns, 10 Years [Percent]	(0.66%)
Polaris Platinum O-Series VA (Ver 1) 333-185790 | GoldmanSachsVITGovernmentMoneyMarketFundServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Cash
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	4.79%
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	1.02%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | AmericanFundsGlobalGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Stock
Portfolio Company Name [Text Block]	American Funds Global Growth Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	22.60%
Average Annual Total Returns, 5 Years [Percent]	13.65%
Average Annual Total Returns, 10 Years [Percent]	9.58%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | AmericanFundsGlobalGrowthFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Global Growth Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	22.29%
Average Annual Total Returns, 5 Years [Percent]	13.36%
Average Annual Total Returns, 10 Years [Percent]	9.30%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | AmericanFundsGlobalSmallCapitalizationFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Global Small Capitalization Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	15.79%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	5.51%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | AmericanFundsGrowthFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Growth Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	38.48%
Average Annual Total Returns, 5 Years [Percent]	18.67%
Average Annual Total Returns, 10 Years [Percent]	14.35%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | AmericanFundsGrowthFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Growth Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	38.14%
Average Annual Total Returns, 5 Years [Percent]	18.38%
Average Annual Total Returns, 10 Years [Percent]	14.07%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | AmericanFundsGrowthIncomeFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	26.14%
Average Annual Total Returns, 5 Years [Percent]	13.36%
Average Annual Total Returns, 10 Years [Percent]	10.91%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | AmericanFundsGrowthIncomeFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	25.82%
Average Annual Total Returns, 5 Years [Percent]	13.08%
Average Annual Total Returns, 10 Years [Percent]	10.63%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | AmericanFundsInternationalFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds International Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	15.56%
Average Annual Total Returns, 5 Years [Percent]	4.58%
Average Annual Total Returns, 10 Years [Percent]	3.15%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | FranklinMutualGlobalDiscoveryVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	20.31%
Average Annual Total Returns, 5 Years [Percent]	10.16%
Average Annual Total Returns, 10 Years [Percent]	5.98%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | FranklinRisingDividendsVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Rising Dividends VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	12.08%
Average Annual Total Returns, 5 Years [Percent]	13.75%
Average Annual Total Returns, 10 Years [Percent]	10.23%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | InvescoVIAmericanFranchiseFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. American Franchise Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	40.60%
Average Annual Total Returns, 5 Years [Percent]	15.88%
Average Annual Total Returns, 10 Years [Percent]	11.42%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | InvescoVIAmericanValueFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. American Value Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	15.29%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	6.98%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | InvescoVIComstockFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Comstock Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.09%
Average Annual Total Returns, 5 Years [Percent]	13.20%
Average Annual Total Returns, 10 Years [Percent]	8.65%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | InvescoVIGrowthandIncomeFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Growth and Income Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.40%
Average Annual Total Returns, 5 Years [Percent]	11.49%
Average Annual Total Returns, 10 Years [Percent]	7.98%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | LordAbbettDevelopingGrowthPortfolioClassVCMember
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Developing Growth Portfolio
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	8.17%
Average Annual Total Returns, 5 Years [Percent]	8.90%
Average Annual Total Returns, 10 Years [Percent]	6.82%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | LordAbbettGrowthandIncomePortfolioClassVCMember
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Growth and Income Portfolio
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	13.19%
Average Annual Total Returns, 5 Years [Percent]	10.72%
Average Annual Total Returns, 10 Years [Percent]	7.81%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | LordAbbettMidCapStockPortfolioClassVCMember
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Mid Cap Stock Portfolio
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	15.42%
Average Annual Total Returns, 5 Years [Percent]	10.63%
Average Annual Total Returns, 10 Years [Percent]	6.51%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAABGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA AB Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	34.71%
Average Annual Total Returns, 5 Years [Percent]	17.54%
Average Annual Total Returns, 10 Years [Percent]	14.60%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAABSmallMidCapValuePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA AB Small & Mid Cap Value Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	16.61%
Average Annual Total Returns, 5 Years [Percent]	10.66%
Average Annual Total Returns, 10 Years [Percent]	7.28%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAEmergingMarketsEquityIndexPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Emerging Markets Equity Index Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	8.75%
Average Annual Total Returns, 5 Years [Percent]	2.88%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAFidelityInstitutionalAMInternationalGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Fidelity Institutional AM® International Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	27.09%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAFidelityInstitutionalAMRealEstatePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Fidelity Institutional AM® Real Estate Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	13.86%
Average Annual Total Returns, 5 Years [Percent]	7.43%
Average Annual Total Returns, 10 Years [Percent]	7.17%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAFranklinBWUSLargeCapValuePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Franklin BW U.S. Large Cap Value Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	7.17%
Average Annual Total Returns, 5 Years [Percent]	11.02%
Average Annual Total Returns, 10 Years [Percent]	8.56%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAFranklinSmallCompanyValuePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Franklin Small Company Value Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	12.69%
Average Annual Total Returns, 5 Years [Percent]	10.75%
Average Annual Total Returns, 10 Years [Percent]	6.68%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAFranklinSystematicUSLargeCapCorePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Franklin Systematic U.S. Large Cap Core Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	21.20%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAFranklinSystematicUSLargeCapValuePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Franklin Systematic U.S. Large Cap Value Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	8.05%
Average Annual Total Returns, 5 Years [Percent]	10.45%
Average Annual Total Returns, 10 Years [Percent]	9.87%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAInternationalIndexPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA International Index Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	17.15%
Average Annual Total Returns, 5 Years [Percent]	7.43%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAInvescoGrowthOpportunitiesPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Invesco Growth Opportunities Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	12.42%
Average Annual Total Returns, 5 Years [Percent]	9.17%
Average Annual Total Returns, 10 Years [Percent]	6.90%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAJanusFocusedGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Janus Focused Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Janus Capital Management, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	38.98%
Average Annual Total Returns, 5 Years [Percent]	16.38%
Average Annual Total Returns, 10 Years [Percent]	11.81%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAJPMorganEmergingMarketsPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA JPMorgan Emerging Markets Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.43%
Average Annual Total Returns, 1 Year [Percent]	10.14%
Average Annual Total Returns, 5 Years [Percent]	2.99%
Average Annual Total Returns, 10 Years [Percent]	1.60%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAJPMorganEquityIncomePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA JPMorgan Equity-Income Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	4.40%
Average Annual Total Returns, 5 Years [Percent]	10.87%
Average Annual Total Returns, 10 Years [Percent]	9.20%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAJPMorganGlobalEquitiesPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA JPMorgan Global Equities Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	23.46%
Average Annual Total Returns, 5 Years [Percent]	10.81%
Average Annual Total Returns, 10 Years [Percent]	7.09%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAJPMorganLargeCapCorePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA JPMorgan Large Cap Core Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	27.13%
Average Annual Total Returns, 5 Years [Percent]	13.94%
Average Annual Total Returns, 10 Years [Percent]	10.00%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAJPMorganMidCapGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA JPMorgan Mid-Cap Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	23.04%
Average Annual Total Returns, 5 Years [Percent]	15.35%
Average Annual Total Returns, 10 Years [Percent]	11.06%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SALargeCapGrowthIndexPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Large Cap Growth Index Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	29.05%
Average Annual Total Returns, 5 Years [Percent]	15.44%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SALargeCapIndexPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Large Cap Index Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	25.61%
Average Annual Total Returns, 5 Years [Percent]	15.04%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SALargeCapValueIndexPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Large Cap Value Index Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	21.48%
Average Annual Total Returns, 5 Years [Percent]	13.51%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAMFSBlueChipGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA MFS Blue Chip Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	40.85%
Average Annual Total Returns, 5 Years [Percent]	16.86%
Average Annual Total Returns, 10 Years [Percent]	12.41%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAMFSMassachusettsInvestorsTrustPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA MFS Massachusetts Investors Trust Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	18.74%
Average Annual Total Returns, 5 Years [Percent]	13.48%
Average Annual Total Returns, 10 Years [Percent]	10.11%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAMidCapIndexPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Mid Cap Index Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	15.72%
Average Annual Total Returns, 5 Years [Percent]	11.83%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAMorganStanleyInternationalEquitiesPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Morgan Stanley International Equities Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	16.36%
Average Annual Total Returns, 5 Years [Percent]	6.81%
Average Annual Total Returns, 10 Years [Percent]	2.89%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAPIMCORAEInternationalValuePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA PIMCO RAE International Value Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	17.32%
Average Annual Total Returns, 5 Years [Percent]	4.71%
Average Annual Total Returns, 10 Years [Percent]	1.36%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAPutnamInternationalGrowthandIncomePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Putnam International Growth and Income Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	19.18%
Average Annual Total Returns, 5 Years [Percent]	9.57%
Average Annual Total Returns, 10 Years [Percent]	3.76%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SASmallCapIndexPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Small Cap Index Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	15.96%
Average Annual Total Returns, 5 Years [Percent]	9.11%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAWellingtonCapitalAppreciationPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Wellington Capital Appreciation Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	39.29%
Average Annual Total Returns, 5 Years [Percent]	14.89%
Average Annual Total Returns, 10 Years [Percent]	12.78%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SATRowePriceVCPBalancedPortfolioClass3Member
Prospectus:
Portfolio Company Objective [Text Block]	Volatility Control
Portfolio Company Name [Text Block]	SA T. Rowe Price VCP Balanced Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	16.29%
Average Annual Total Returns, 5 Years [Percent]	7.09%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAVCPDynamicAllocationPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA VCP Dynamic Allocation Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	13.49%
Average Annual Total Returns, 5 Years [Percent]	6.95%
Average Annual Total Returns, 10 Years [Percent]	4.93%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAVCPDynamicStrategyPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA VCP Dynamic Strategy Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	12.08%
Average Annual Total Returns, 5 Years [Percent]	6.77%
Average Annual Total Returns, 10 Years [Percent]	4.69%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | Previously Offered [Member]
Prospectus:
Sales Load, Footnotes [Text Block]	Each Premium is subject to the Premium Based Charge deducted over a period of 7 years and is deducted quarterly from your contract value. Please see EXPENSES section below.Premium Based Charge
Accumulated Premium Breakpoint	Premium Based Charge as a Percentage of Purchase Payments Invested	Annualized Premium Based Charge (over 7 Year Period)
Less than $50,000	5.00%	0.71%
$50,000 but less than $100,000	4.50%	0.64%
$100,000 but less than $250,000	3.50%	0.50%
$250,000 but less than $500,000	2.50%	0.36%
$500,000 but less than $1,000,000	2.00%	0.29%
$1,000,000 or more	1.25%	0.18%
The initial Premium Based Charge is determined by the sum of Premiums received during the first contract quarter and the Accumulated Premium Breakpoint achieved by that amount. After the first contract Quarter Anniversary, the Premium Based Charge for each subsequent Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved by the sum of Premiums as of the Premium receipt date. Please see EXPENSES below.
Deferred Sales Load, Footnotes [Text Block]	Withdrawal Charge Schedule (as a percentage of each Premium withdrawn) declines over 7 years as follows and applies to each Premium starting on the Premium receipt date:
	Years Since Premium Receipt
Accumulated Premium Breakpoint	1	2	3	4	5	6	7	8+
Less than $50,000	6%	5%	5%	4%	3%	2%	1%	0%
$50,000 but less than $100,000	5.5%	5%	5%	4%	3%	2%	1%	0%
$100,000 but less than $250,000	4.5%	4%	4%	3%	3%	2%	1%	0%
$250,000 but less than $500,000	3.5%	3%	3%	2.25%	2%	2%	1%	0%
$500,000 but less than $1,000,000	3%	2%	2%	1.5%	1%	1%	1%	0%
$1,000,000 or more	2.25%	1.5%	1.5%	1%	1%	0.75%	0.5%	0%
The Withdrawal Charge for each Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved as of the Premium receipt date. Please see EXPENSES section below.
Base Contract Expense, Footnotes [Text Block]	Base Contract Expenses: If you do not elect any optional features, your total Base Contract Expense would be 0.95% annually.Beneficiary Expenses if Extended Legacy is Elected
If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Base Contract Expense of 0.85% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. Please see Extended Legacy Program under DEATH BENEFITS.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | DollarCostAveragingDCAFixedAccountsMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging (DCA) Fixed Accounts
Purpose of Benefit [Text Block]	Interest is credited to amounts allocated to a DCA Fixed Account and your money is systematically transferred from the DCA Fixed Account to one or more investment options over a specified period of time
Brief Restrictions / Limitations [Text Block]	•Must be funded with a Purchase Payment, not transferred contract value•Minimum funding requirements apply•Only 6-Month, 12-Month, and 2-Year DCA Fixed Accounts may be available•Transfers may only occur on a monthly basis•Availability may be restricted based on date of contract issuance andelection of optional benefits•Fixed Account options are not eligible to receive DCA transfers•The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract
Name of Benefit [Text Block]	Dollar Cost Averaging (DCA) Fixed Accounts
Polaris Platinum O-Series VA (Ver 1) 333-185790 | DollarCostAveragingDCAProgramMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging (DCA) Program
Purpose of Benefit [Text Block]	Allows you to have systematic transfers of a specified dollar amount or percentage of contract value from an investment option to one or more eligible investment options
Brief Restrictions / Limitations [Text Block]	•Transfers may only occur on a monthly basis and will not count towards the number of free transfers per contract year•Minimum per transfer is $100 regardless of source account•Fixed Account options are not eligible to receive DCA transfers•Upon notification of your death, we will terminate the DCA Program and transfer the remaining money according to the current allocation instructions on fileName of BenefitPurposeBrief Description of Restrictions / Limitations
Name of Benefit [Text Block]	Dollar Cost Averaging (DCA) Program
Polaris Platinum O-Series VA (Ver 1) 333-185790 | AutomaticAssetRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Automatic Asset Rebalancing
Purpose of Benefit [Text Block]	Allows you to have your investments periodically rebalanced to your pre-selected percentages
Brief Restrictions / Limitations [Text Block]	•Rebalancing may occur on a quarterly, semi-annual, or annual basis•Updated rebalancing instructions must be provided upon making a non-automatic transfer, otherwise rebalancing instructions will be automatically updated•Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program•If you elect an optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing
Name of Benefit [Text Block]	Automatic Asset Rebalancing
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SystematicWithdrawalProgramMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Allows you to receive periodic withdrawals from your contract
Brief Restrictions / Limitations [Text Block]	•Minimum withdrawal amount is $100•Withdrawals may occur on a monthly, quarterly, semi-annual, or annual basis•Participation in program may be restricted if optional Living Benefit elected
Name of Benefit [Text Block]	Systematic Withdrawal Program
Polaris Platinum O-Series VA (Ver 1) 333-185790 | AutomaticPaymentPlanMember
Prospectus:
Name of Benefit [Text Block]	Automatic Payment Plan
Purpose of Benefit [Text Block]	Allows you to make automatic Purchase Payments
Brief Restrictions / Limitations [Text Block]	•Minimum requirements for the initial and subsequent Purchase Payments and age restrictions apply•May not be available with election of certain Living Benefit features
Name of Benefit [Text Block]	Automatic Payment Plan
Polaris Platinum O-Series VA (Ver 1) 333-185790 | PolarisIncomeDailyEdgeLivingBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%
Optional Benefit Expense, Footnotes [Text Block]	[6] The current initial annual fee rate is set forth in the Rate Sheet Supplement and guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. Please see APPENDIX C — FORMULA AND EXAMPLES OF CALCULATIONS OF THE Polaris Income Daily Edge FEE. If you purchased your contract prior to April 29, 2024, please see APPENDIX I - HISTORICAL RATES FOR POLARIS INCOME DAILY EDGE LIVING BENEFIT for the initial annual fee rate applicable to your contract.
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.40%
Two Covered Persons	0.60%	±0.40%
*The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).
Name of Benefit [Text Block]	Polaris Income Daily EdgeLiving Benefit
Purpose of Benefit [Text Block]	A guaranteed lifetime withdrawal benefit, designed to provide guaranteed income for the lifetime(s) of the Covered Person(s).
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%
Optional Benefit Expense, Footnotes [Text Block]	[6] The current initial annual fee rate is set forth in the Rate Sheet Supplement and guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. Please see APPENDIX C — FORMULA AND EXAMPLES OF CALCULATIONS OF THE Polaris Income Daily Edge FEE. If you purchased your contract prior to April 29, 2024, please see APPENDIX I - HISTORICAL RATES FOR POLARIS INCOME DAILY EDGE LIVING BENEFIT for the initial annual fee rate applicable to your contract.
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.40%
Two Covered Persons	0.60%	±0.40%
*The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).
Brief Restrictions / Limitations [Text Block]	•May be elected only at time of contract issuance•Covered person(s) must be age 45-80 at time of election•Income Percentages depend on the age of the younger Covered Person(s) at the time Purchase Payments are made.•All withdrawals before Lifetime Income is activated may significantly reduce or terminate the benefit•Excess Withdrawals after Lifetime Income is activated may significantly reduce or terminate the benefit•Investment requirements limit available investment options•Purchase Payments subject to additional restrictions•May not be cancelled by you prior to the 5th benefit anniversary•Certain events will automatically terminate the benefit•May not be re-elected or reinstated after termination•Fee is deducted pro rata from variable portfolios.
Name of Benefit [Text Block]	Polaris Income Daily EdgeLiving Benefit
Operation of Benefit [Text Block]	Overview of Living Benefit The optional Living Benefit, Polaris Income Daily Edge, is designed to provide you with a guaranteed income stream through a series of payments or withdrawals over the lifetime of the Covered Person(s). Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. Please see ANNUITY INCOME OPTIONS below. You may elect Polaris Income Daily Edge for an additional fee, only at the time of contract issue. The Living Benefit may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit’s value is dependent on your contract’s performance, your withdrawal activity and your longevity. If you do not expect to take any withdrawals, then electing the Living Benefit would not be appropriate. Though the optional Living Benefit offers additional protections, the additional fee associated with the benefit has the impact of reducing the net investment return. If you elect the Living Benefit, any withdrawal prior to activating Lifetime Income that reduces the contract value to zero will terminate the contract including its optional Living Benefit. However, although market performance and fees can reduce the contract value to zero, they will not result in the termination of your contract and its benefits. Excess Withdrawals may significantly reduce the value of or terminate the Living Benefit; therefore, election of the Living Benefit may not be appropriate for a contract owner who intends to take withdrawals greater than the guaranteed lifetime income amount allowable under the Living Benefit. Please see POLARIS INCOME DAILY EDGE below for a more detailed description of the Living Benefit regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. You should analyze the Living Benefit thoroughly and understand it completely before deciding to elect the Living Benefit.Polaris Income Daily Edge How does Polaris Income Daily Edge work? Polaris Income Daily Edge offers guaranteed lifetime income over the lifetime(s) of the Covered Person(s) plus the opportunity to increase income. If you elect this feature, you must elect the date on which your Lifetime Income is activated (the “Activation Date”). This feature allows you flexibility to make a change to your initial election of Covered Person(s) (the “Covered Person Change”) on the Activation Date. The Covered Person Change is also permitted where there is a marriage, divorce, or death prior to the Activation Date (a “Life Change Event”) of the original Covered Person(s). At least one of the original named Covered Person(s) must remain on the contract. You may take withdrawals prior to the Activation Date, but any such withdrawals will reduce your GLIA. The Guaranteed Lifetime Income Amount (GLIA) can potentially increase in a number of ways. Prior to Income Activation Date, the GLIA can be increased by the Income Growth Amount and based on the Highest Daily Value. After Income Activation, the GLIA can be increased annually based on the Highest Daily Value that occurred during the previous Benefit Year (“look-back”). Additionally, the GLIA may increase as a result of allocation of subsequent Purchase Payments. The GLIA can be decreased as a result of taking withdrawals prior to Income Activation and Excess Withdrawals after Income Activation. Please see “How is the Guaranteed Lifetime Income amount (GLIA) calculated?” below.Are there investment requirements if I elect the Living Benefit? Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below. We require enrollment in a quarterly automatic asset rebalancing program that complies with the investment requirements. In addition to quarterly asset rebalancing, we will initiate rebalancing in accordance with your most current and compliant automatic asset rebalancing instructions on file after any withdrawal or transfer you initiate. Allocations to the Secure Value Account are only required while the Living Benefit is effective. Amounts allocated to the Secure Value Account are not subject to the Base Contract Expense. Amounts allocated to the Secure Value Account may not be transferred to a DCA Fixed Account or Fixed Account, if available, or to the Variable Portfolios at any time as long as the optional Living Benefit is effective, and we will not rebalance amounts allocated to the Secure Value Account in accordance with the automatic asset rebalancing program. You may not transfer into or out of the Secure Value Account. You may not request the entire amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value. You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements. Please see Investment Requirements for Optional Living Benefits in APPENDIX A – UNDERLYING FUNDS AVAILABLE UNDER THE CONTRACT for specific investment requirements applicable to your Living Benefit.How do my investment requirements impact my feature and contract? Before you elect the Living Benefit, you should carefully consider whether the investment requirements associated with the Living Benefit meet your investment objectives and risk tolerance. The investment requirements may reduce the need to rely on the guarantees provided by the Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively. Therefore, the investment restrictions reduce the Company’s risk that the contract value will be reduced to zero before the Covered Person(s)’ death. Withdrawals taken while the contract value is greater than zero are withdrawals of the contract owner’s own money. Thus, these investment restrictions would reduce the likelihood that the Company would use its own assets to make payments in connection with the Living Benefit guarantee. Please consult your financial representative regarding which Variable Portfolios are appropriate for the Living Benefit you elected. To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, provided under Investment Requirements for Optional Living Benefits in APPENDIX A - UNDERLYING FUNDS AVAILABLE UNDER THE CONTRACT, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value. We may revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you in writing of any changes to the investment requirements due to additions, deletions, substitutions, mergers or reorganizations of the investment options. The required allocation percentage to the Secure Value Account will not change for the life of your contract. Rebalancing and Investment Requirements We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance, transfers, and withdrawal activity may result in your contract’s allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature. Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer (“Default Rebalancing Instructions”) which will replace any previous rebalancing instructions you may have provided. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. If we cannot complete automatic rebalancing according to your current instructions due to Variable Portfolio changes (including closures, substitutions, or mergers), we reserve the right to allocate the applicable amounts that would have been transferred to the impacted Variable Portfolio(s) to a money market option available under the contract. Please see AUTOMATIC ASSET REBALANCING PROGRAM above.We will not rebalance amounts in the Secure Value Account under the Automatic Asset Rebalancing Program.When and How can I Activate Lifetime Income? You can request to start receiving Lifetime Income at any time prior to the Latest Annuity Date. To activate Lifetime Income, you must name the Covered Person(s) and provide us with your Activation Date.Lifetime Income will take effect on the Activation Date per your instructions and all future withdrawals on and after the Activation date that are not considered Excess Withdrawals, are deemed to be Lifetime Income. Covered Person(s) cannot be changed for any reason after the Activation Date.How is the Guaranteed Lifetime Income Amount (GLIA) Calculated? Initially, the GLIA is equal to your initial Purchase Payment multiplied by the applicable Guaranteed Lifetime Income Percentage (GLIP) and may increase as a result of subsequent Purchase Payments, the Income Growth Amount, or attainment of a new Highest Daily Value and may decrease as a result of withdrawals that are taken prior to the Activation Date and/or for Excess Withdrawal(s) taken on and after the Activation Date.The GLIA is separate from your contract value and is not payable as a death benefit. If you choose to take less than the GLIA in any Benefit Year, you may not carry over the unused amount of Lifetime Income to subsequent Benefit Years. Calculation of the GLIA Prior to the Activation Date The GLIA on any Benefit Anniversary prior to the Activation Date is equal to the greater of (a) and (b) where: (a)is the GLIA plus the Income Growth Amount.(b)is the Highest Daily Value multiplied by the GLIP.Calculation of the GLIA On and After the Activation Date If the Activation Date is on a Benefit Anniversary: calculation of the GLIA is the same as described above in Calculation of the GLIA Prior to the Activation Date. If the Activation Date is not a Benefit Anniversary: the GLIA is equal to the greater of (a) or (b) where: (a)is the GLIA plus the pro-rated Income Growth Amount.(b)is the Highest Daily Value multiplied by the GLIP.How is the Guaranteed Lifetime Income Percentage (GLIP) Calculated? The GLIP is a component used to calculate the GLIA. The GLIP applicable to your initial Purchase Payment is equal to the Income Percentage that corresponds to the Covered Person(s) Age as of the date your contract is issued.If subsequent Purchase Payments are made, a new GLIP will be calculated using the Income Percentage that corresponds to the Covered Person(s) Age at the time of the corresponding subsequent Purchase Payment and the weighted average of each such subsequent Purchase Payment. The GLIP is calculated by considering the factors described in the steps below: First, we multiply your initial Purchase Payment by the Income Percentage that corresponds to the Covered Person(s) Age at the time of contract issue. Second, we multiply each subsequent Purchase Payment you make by the Income Percentage that corresponds to the Covered Person(s) Age at the time the subsequent Purchase Payment is made. This step is repeated every time you make a subsequent Purchase Payment. Third, we add the sum of the values from multiplying your Purchase Payments by the corresponding Income Percentages (Steps 1 and 2 above). Fourth, we divide the sum of the values from Step 3 above by the total amount of your Purchase Payments. The figure produced by this calculation represented as a percentage will be your Guaranteed Lifetime Income Percentage (GLIP). If, for example, your initial Purchase Payment is $200,000 and the corresponding Income Percentage is 4.5%, the GLIP applicable to your initial Purchase Payment is 4.5%. Assuming you make a subsequent Purchase Payment of $100,000 and the corresponding Income Percentage at the time of the subsequent Purchase Payment is 4.60%, the GLIP will be calculated as follows: Step 1:$200,000 x 4.5% = $9,000 Step 2:$100,000 x 4.6% = $4,600 Step 3:$9,000 + $4,600 = $13,600 Step 4:$13,600 / $300,000 = 4.53%How is the Income Growth Amount Calculated? The Income Growth Amount is a component used to calculate the GLIA. During the Income Growth Period, the Income Growth Amount is an amount that may be added to the GLIA on Benefit Anniversaries and as a pro-rated amount on the Activation Date.The Income Growth Amount is calculated using the Income Growth Rate (IGR) and is increased as a result of subsequent Purchase Payments and is decreased by the Adjustment Factor. The Income Growth Amount is calculated as follows: The Income Growth Amount Applicable to Initial Purchase Payment The Income Growth Amount applicable to your initial Purchase Payment is determined by considering the factors described in the steps below: First, we multiply your initial Purchase Payment by the Income Percentage that corresponds to the Covered Person(s) Age at the time of contract issue. Second, we multiply the value produced from Step 1 above by the Income Growth Rate applicable to your contract. The resulting value will be your Income Growth Amount applicable to your initial Purchase Payment. If, for example, your initial Purchase Payment is $200,000, the corresponding Income Percentage is 4.5%, and your applicable IGR is 5%, the Income Growth Amount will be calculated as follows: Step 1:$200,000 x 4.5% = $9,000 Step 2:$9,000 x 5% = $450 The Income Growth Amount Applicable to Subsequent Purchase Payments The Income Growth Amount applicable to subsequent Purchase Payment is determined by considering the factors described in the steps below: First, we determine your previously calculated Income Growth Amount, reduced for withdrawals based on the Adjustment Factor. Second, we multiply your subsequent Purchase Payment by the Income Percentage that corresponds to the Covered Person(s) Age at the time the subsequent Purchase Payment is made. Third, we multiply the value from Step 2 above by the Income Growth Rate applicable to your contract. Fourth, we divide the number of days between your subsequent Purchase Payments and the next Benefit Anniversary date by the number of days between the last and next Benefit Anniversary dates. Fifth, we multiply the value from Step 3 above by the value produced from Step 4. This figure will represent the Income Growth Amount applicable to your subsequent Purchase Payment. Finally, we add the value produced from Step 1 above to the value produced from Step 5 above. This figure will represent the total Income Growth Amount at the next Benefit Anniversary date, assuming no other transactions between the subsequent Purchase Payment and the next Benefit Anniversary dates. The IGA after the Benefit Anniversary following a subsequent Purchase Payment will no longer be pro-rated for each such subsequent Purchase Payment.
Please see the Rate Sheet Supplement that must accompany this prospectus for the applicable Income Growth Rate and Income Percentages. If you need a copy of the current Rate Sheet Supplement, please call our Annuity Service Center at (800) 445-7862 or visit our website at www.corebridgefinancial.com/ProductProspectuses. All Rate Sheet Supplements will be filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-185790. For contracts issued with Polaris Income Daily Edge prior to the date of this prospectus, please see APPENDIX I - HISTORICAL RATES FOR POLARIS INCOME DAILY EDGE LIVING BENEFIT. How is the Highest Daily Value Determined? Prior to or on the Activation Date, the Highest Daily Value is based on the highest contract value achieved on any business day and is increased by the amount of any subsequent Purchase Payments and decreased by the Adjustment Factor.After the Activation Date, the Highest Daily Value is no longer determined each business day and will be determined as follows: First look-back: on the first Benefit Anniversary following the Activation Date, the Highest Daily Value is the highest contract value achieved since the Activation Date (unless an Excess Withdrawal is taken), increased by any subsequent Purchase Payments and decreased by the Adjustment Factor for any Excess Withdrawals. After the first look-back: after the first Benefit Anniversary following the Activation Date, the Highest Daily Value is determined only on each Benefit Anniversary by looking back to the highest contract value achieved during the prior Benefit Year (unless an Excess Withdrawal is taken), increased on the date of any subsequent Purchase Payments received and decreased by the Adjustment Factor for any Excess Withdrawals. If an Excess Withdrawal is taken, only the highest contract value that occurs after the date of the Excess Withdrawal will be used to determine the Highest Daily Value on the Benefit Anniversary.How is the Adjustment Factor Determined? Prior to the Activation Date, the Adjustment Factor is determined by multiplying Purchase Payments, the Highest Daily Value, the GLIA, and the Income Growth Amount prior to each withdrawal by (a) and dividing by (b), where: (a)is your contract value immediately after the withdrawal; and(b)is your contract value immediately preceding the withdrawal.After the Activation Date, the Adjustment Factor is determined by multiplying Purchase Payments, the Highest Daily Value, and the GLIA prior to each Excess Withdrawal by (a) and dividing by (b), where: (a)is your contract value immediately after the Excess Withdrawal; and(b)is your contract value immediately preceding the Excess Withdrawal.How do Withdrawals Impact Lifetime Income? Withdrawals taken under the optional Living Benefit are treated like any other withdrawal under the contract for the purposes of calculating contract value, including any charges applicable to such withdrawals and any other benefits under the contract.Different types of withdrawals and the impact of each type of withdrawal are described below: Withdrawals Taken Prior to the Activation Date You may take withdrawals at any time prior to the Activation Date. These withdrawals are not considered withdrawals of Lifetime Income. In any Benefit Year during the withdrawal charge period, withdrawal charges will apply to the portion of the withdrawal amount that exceeds the Penalty-Free Withdrawal amount. Impact of Withdrawals Taken Prior to the Activation Date Any withdrawal, including penalty-free withdrawal amount and Required Minimum Distributions, taken in a Benefit Year reduces the GLIA based on the application of the Adjustment Factor. Withdrawals Taken On and After the Activation Date On and after the Activation Date, all withdrawals, except Excess Withdrawals, are deemed to be withdrawals of Lifetime Income. Withdrawal charges do not apply to withdrawals of Lifetime Income up to the GLIA. However, if you choose to take less than the GLIA in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals. If your contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within GLIA, you will continue to receive payments under the GLIA over the remaining lifetime(s) of the Covered Person(s). Please see “What Happens If Your Contract Value is Reduced to Zero?” below. Impact of Withdrawals Taken On and After the Activation Date There is no impact to Lifetime Income provided any withdrawal taken does not exceed the greater of the GLIA or the Required Minimum Distribution amount. Please see Required Minimum Distributions below. Excess Withdrawals Taken On and After the Activation Date Excess Withdrawals are not considered withdrawals of Lifetime Income. Excess Withdrawals taken on and after the Activation Date impact your future Lifetime Income as follows: •Excess Withdrawals reduce future Lifetime Income. Excess Withdrawals may reduce the future Lifetime Income by more than the amount of the Excess Withdrawal.•Any Excess Withdrawal in a Benefit Year reduces Purchase Payments and/or the Highest Daily Value used in future calculations of the GLIA based on the application of the Adjustment Factor. As a result of a reduction of the Purchase Payments and/or the Highest Daily value used to calculate the GLIA, Lifetime Income will also be reduced in subsequent years. The last calculated GLIA in a given Benefit Year is available as Lifetime Income at the beginning of the next Benefit Year and may be lower than the previous Benefit Year’s GLIA. •If your contract value is reduced to zero due to an Excess Withdrawal, no further benefits will be payable under the Living Benefit, and your contract along with the Living Benefit will terminate.Impact of Required Minimum Distributions (RMDs) If you are taking RMDs on and after the Activation Date and the RMD amount, as calculated by us for the current calendar year, is greater than the GLIA in a Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal. However, if the RMD amount is greater than the GLIA, any portion of a withdrawal in a Benefit Year that exceeds the RMD amount will be considered an Excess Withdrawal for the purpose of calculating the GLIA. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your total distribution(s) during the current Benefit Year must not exceed the greater of the GLIA or the RMD amount as calculated by our Annuity Service Center. Please see “If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?” below.What Happens if my Contract Value is Reduced to Zero? Prior to the Activation Date: If your contract value is reduced to zero prior to the Activation Date as a result of a total withdrawal, no further benefits will be payable under the optional Living Benefit or your contract, and this Living Benefit and your contract will terminate. On or After the Activation Date: If your contract value is reduced to zero on or after the Activation Date for reasons other than an Excess Withdrawal, you will continue to receive payments under the GLIA over the remaining lifetime(s) of the Covered Person(s). The payments under the GLIA will be divided equally and paid on a monthly frequency until the death(s) of the Covered Person(s). In addition, all other benefits under the contract will be terminated and no Death Benefit will be payable. If an Excess Withdrawal reduces your contract value to zero, no further benefits are payable under the contract and your contract along with the Living Benefit will terminate. If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, Excess Withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.What is the fee for Polaris Income Daily Edge? Once you elect Polaris Income Daily Edge, an annualized fee will be calculated and deducted from your contract value each Benefit Quarter beginning on the first Benefit Quarter Anniversary and every Benefit Quarter Anniversary until the earlier of cancellation or termination of this optional Living Benefit. The fee is calculated by multiplying the applicable Annual Fee Rate below by the sum of Purchase Payment(s) as of that Benefit Quarter Anniversary and reduced by the Adjustment Factor for withdrawals that are taken as of that Benefit Quarter Anniversary. The resulting amount is deducted from your contract value allocated to the Variable Portfolios starting on the 1st Benefit Quarter After the first Benefit Year and on each Benefit Quarter Anniversary, we will (1) deduct the fee amount in effect for the previous Benefit Quarter; and (2) determine the Annual Fee Rate applicable to the next Benefit Quarter. The Annual Fee Rate can increase or decrease each Benefit Quarter, subject to the minimum and maximum in the table below: Polaris Income Daily Edge Fee
Number of Covered Person(s)	Minimum Annual Fee Rate	Maximum Annual Fee Rate	Maximum Annualized Fee Rate Increase or Decrease Each Benefit Quarter*
One Covered Person	0.60%	2.50%	±0.40%
Two Covered Persons	0.60%	2.50%	±0.40%
*The quarterly fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).Please see the Rate Sheet Supplement that must accompany this prospectus for the applicable Initial Annual Fee Rate. The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above. Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. Please see APPENDIX C — FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME DAILY EDGE. If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | PolarisIncomeDailyEdgeLivingBenefitMember | Previously Offered [Member]
Prospectus:
Base Contract Expense, Footnotes [Text Block]	The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below.(Contracts issued on or after September 10, 2018)
	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.40%
Two Covered Persons	0.60%	±0.40%
*The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).(Contracts issued prior to September 10, 2018)
	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.25%
Two Covered Persons	0.60%	±0.25%
*The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).
Offered Ending [Date]	Feb. 28, 2022
Polaris Platinum O-Series VA (Ver 1) 333-185790 | MaximumAnniversaryValueDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Name of Benefit [Text Block]	Maximum Anniversary Value Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit based on the greatest of contract value, Net Purchase Payments, or highest contract value on an eligible contract anniversary
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Brief Restrictions / Limitations [Text Block]	•May be elected only at time of contract issuance•Must be younger than age 81 at time of election•Death benefit calculated differently depending on whether an optional Living Benefit was elected•Withdrawals may significantly reduce the benefit
Name of Benefit [Text Block]	Maximum Anniversary Value Death Benefit
Operation of Benefit [Text Block]	Maximum Anniversary Value Death Benefit For an additional fee, you may elect the Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.The death benefit is the greatest of: 1.Contract value; or2.Net Purchase Payments; or3.Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.Please see APPENDIX F – DEATH BENEFIT EXAMPLES for examples of how your death benefit is calculated.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | PolarisIncomeDailyEdgeOneCoveredPersonMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | PolarisIncomeDailyEdgeOneCoveredPersonMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | PolarisIncomeDailyEdgeTwoCoveredPersonsMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | PolarisIncomeDailyEdgeTwoCoveredPersonsMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | optionalPolarisIncomePlusDailyEdgefeatureMember
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,837
Surrender Expense, 1 Year, Minimum [Dollars]	6,402
Surrender Expense, 3 Years, Maximum [Dollars]	20,924
Surrender Expense, 3 Years, Minimum [Dollars]	9,901
Surrender Expense, 5 Years, Maximum [Dollars]	31,421
Surrender Expense, 5 Years, Minimum [Dollars]	13,090
Surrender Expense, 10 Years, Maximum [Dollars]	55,300
Surrender Expense, 10 Years, Minimum [Dollars]	20,024
Annuitized Expense, 1 Year, Maximum [Dollars]	5,337
Annuitized Expense, 1 Year, Minimum [Dollars]	1,902
Annuitized Expense, 3 Years, Maximum [Dollars]	16,924
Annuitized Expense, 3 Years, Minimum [Dollars]	5,901
Annuitized Expense, 5 Years, Maximum [Dollars]	28,421
Annuitized Expense, 5 Years, Minimum [Dollars]	10,090
Annuitized Expense, 10 Years, Maximum [Dollars]	55,300
No Surrender Expense, 1 Year, Maximum [Dollars]	5,337
No Surrender Expense, 1 Year, Minimum [Dollars]	1,902
No Surrender Expense, 3 Years, Maximum [Dollars]	16,924
No Surrender Expense, 3 Years, Minimum [Dollars]	5,901
No Surrender Expense, 5 Years, Maximum [Dollars]	28,421
No Surrender Expense, 5 Years, Minimum [Dollars]	10,090
No Surrender Expense, 10 Years, Maximum [Dollars]	55,300
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 20,024
Polaris Platinum O-Series VA (Ver 1) 333-185790 | BeneficiaryContinuationProgramsMember
Prospectus:
Operation of Benefit [Text Block]	Beneficiary Continuation Programs Please consult a tax adviser regarding tax implications about your particular circumstances if you are considering a Beneficiary Continuation option. Extended Legacy Program The Beneficiary to an existing contract issued by the Company may elect the Extended Legacy Program. The program may not be elected in conjunction with any other settlement option. Upon election of the Extended Legacy Program: •The contract continues in Owner’s name for the benefit of the Beneficiary who elected the Extended Legacy Program.•The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges.•The Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.Upon election of the Extended Legacy Program, the beneficiary may choose to receive the death benefit under (1) a 5-year settlement option or (2) in the form of withdrawals for a longer period of time: Under the 5-year settlement option, the Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed no later than five years from the date of death of the Owner. Note: For IRAs, if an IRA Owner died prior to January 1, 2020, the 5-year settlement option is not available if the date of the Owner's death occurred after the required beginning date for distributions. If the Beneficiary elects to take the death benefit in the form of withdrawals over a longer period of time: •Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary’s life expectancy as determined in the calendar year after the Owner’s death, with the flexibility to withdraw more than the IRS required minimum distribution.•Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31 of the year following the year of the Owner’s death for IRAs.Note: For IRAs, if the Owner’s death occurred on or after January 1, 2020, choosing to receive the death benefit in the form of withdrawals for a longer period of time is only available for a Spousal Beneficiary or a Non-Spousal Beneficiary who is less than 10 years younger than the IRA Owner. Other Non-Spousal Beneficiaries may instead elect the 5-year settlement option, if available. If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required documentation in Good Order, we will increase the contract value by the amount which the death benefit exceeds contract value.
We will process an Extended Legacy election as of the date we receive the following in Good Order at the Annuity Service Center:
•Death Claim form electing Extended Legacy Program; and
•Satisfactory proof of death of the original Owner.
Upon the Beneficiary’s request to our Annuity Service Center, we will provide a prospectus and Extended Legacy Guide, with important information including expenses, investment options and administrative features. Restrictions on Extended Legacy Program •The Extended Legacy Program cannot be elected with rollover contracts from other companies.•No Purchase Payments are permitted.•Living Benefit and death benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted.•In the event of the Beneficiary’s death, any remaining contract value will be paid to the person(s) named by the Beneficiary.•The contract may not be assigned and ownership may not be changed or jointly owned.•Any Fixed Accounts and/or DCA Fixed Accounts that may have been available to the original Owner will no longer be available for investment.Expenses We will charge the Beneficiary an annual Base Contract Expense of 0.85%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. Investment Options •The Beneficiary may transfer funds among the available Variable Portfolios•Variable Portfolios may differ from those available to the original Owner; and•Variable Portfolios may be of a different share class subject to higher 12b-1 fees.Inherited Account Program The Inherited Account Program, if available, can allow a Beneficiary of another company’s annuity contract to transfer their inherited Non-Qualified deferred annuity or certain Beneficiaries to transfer their inherited IRA to fund a new contract issued by the Company. •The Beneficiary of the transferred contract becomes the Owner (as the Beneficiary of the deceased) of the contract issued by us.•The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified deferred annuity contracts.•Once the contract is issued, a Systematic Withdrawal Program must be established and cannot be terminated.•Upon your death, your designated Beneficiary will receive the standard death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.
We will process an Inherited Account election as of the date we receive the following at the Annuity Service Center:
•Inherited Account and Required Minimum Distribution Election Form; and
•New contract application
Restrictions on Inherited Account Program •No Purchase Payments are permitted after the contract has been issued.•Optional Living Benefits cannot be elected under the Inherited Account Program.•The contract may not be assigned and ownership may not be changed or jointly owned.Expenses The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges if applicable. Investment Options All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | DeathBenefitDefinedTermsMember
Prospectus:
Operation of Benefit [Text Block]	DEATH BENEFIT DEFINED TERMS The term “Net Purchase Payment” is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value. We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal. The term “Withdrawal Adjustment” is used for the standard death benefit, if you have elected the Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals. Prior to the Activation Date any withdrawal taken: reduces the death benefit proportionately by the percentage by which each withdrawal reduced the contract value. On or after the Activation Date any withdrawal taken reduces the death benefit as follows: •If cumulative Lifetime Income withdrawals for the current contract year are less than or equal to the Guaranteed Lifetime Income Amount, the amount of adjustment will equal the amount of each Lifetime Income withdrawal.•If cumulative Lifetime Income withdrawals for the current contract year are in excess of the Guaranteed Lifetime Income Amount, the contract value and death benefit are first reduced by the Guaranteed Lifetime Income Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Guaranteed Lifetime Income Amount (Excess Withdrawal) by the percentage by which the Excess Withdrawal reduced the resulting contract value.The term “withdrawals” as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SpousalContinuationMember
Prospectus:
Operation of Benefit [Text Block]	Spousal Continuation The Continuing Spouse may elect to continue the contract after your death. A spousal continuation can only take place once, upon the death of the original Owner of the contract. Upon election of Spousal Continuation: •Generally, the contract, its benefits and elected features, if any, remain the same.•Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. Please see EXPENSES.•Continuing Spouse may not terminate the Maximum Anniversary Value death benefit if elected at contract issue.•Continuing Spouse will be subject to the investment risk of Variable Portfolios, as was the original Owner.Non-spousal joint Owners (including Domestic Partners) are not eligible for spousal continuation, under current tax law. Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date (“Continuation Contribution”), if any. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse’s death.
We will process a spousal continuation as of the date we receive the following at the Annuity Service Center:
•Death Claim form; and
•Satisfactory proof of death of the original Owner.
We will add any Continuation Contribution as of the date we receive both the Continuing Spouse’s written request to continue the contract and satisfactory proof of death of the original Owner (“Continuation Date”) at the Annuity Service Center. The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the Maximum Anniversary Value death benefit, the death benefit payable upon the Continuing Spouse’s death would differ depending on the Continuing Spouse’s age on the Continuation Date. Please see APPENDIX E – DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION for a discussion of the death benefit calculations upon a Continuing Spouse’s death.Please see OPTIONAL LIVING BENEFIT above for information on the effect of Spousal Continuation on these benefits.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | OptionalLivingBenefitsMember
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	[5] The fee is calculated as a percentage of the Purchase Payments reduced by the Adjustment Factor which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the fee is calculated, please see OPTIONAL LIVING BENEFIT below.
Optional Benefit Expense, Footnotes [Text Block]	[5] The fee is calculated as a percentage of the Purchase Payments reduced by the Adjustment Factor which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the fee is calculated, please see OPTIONAL LIVING BENEFIT below.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit equal to the greater of contract value or Net Purchase Payments
Brief Restrictions / Limitations [Text Block]	•Withdrawals may significantly reduce the benefit
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]
Death Benefits
 You must elect one of the death benefit options at the time you purchase your contract. Some options are available for an additional fee, as described later in this section. Once elected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you. If your contract was issued prior to September 9, 2019, please see APPENDIX H – DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED PRIOR TO SEPTEMBER 9, 2019. We do not pay a death benefit if: •your contract value is reduced to zero; or•you die after you begin the Income Phase. Your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. Please see ANNUITY INCOME OPTIONS.We pay a death benefit to your Beneficiary(ies) if you die during the Accumulation Phase. The death benefit will become payable upon death of the following individual.
Owner	Payable Upon Death of
Natural persons	Owner (or first to die, if jointly owned)
Non-natural person (e.g. Trust)	Annuitant
Beneficiary Designation You must notify us in writing of the Beneficiary(ies) who will receive any death benefit payments under your contract. You may change the Beneficiary at any time, unless otherwise specified below. •If your contract is jointly owned, the surviving joint Owner must be the sole primary Beneficiary. Any other individual you designate as Beneficiary will be the contingent Beneficiary.•If the Owner is a non-natural person then joint Annuitants, if any, shall be each other’s sole primary Beneficiary, except when the Owner is a charitable remainder trust.•If the Owner is a trust, whether as an agent for a natural person or otherwise, you should consult with your tax and/or legal adviser to determine whether this contract is an appropriate trust investment.Death Benefit Processing We process death benefit requests when we receive all required documentation, including satisfactory proof of death, in Good Order, at the Annuity Service Center.
Satisfactory proof of death includes, but may not be limited to:
(1)A certified copy of the death certificate; or
(2)A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
(3)A written statement by a medical doctor who attended the deceased at the time of death.
When Death Benefits are Calculated •All death benefit calculations are made as of the day required documentation is received in Good Order at the Annuity Service Center before Market Close. If the death benefit request is received after Market Close, the death benefit calculation will be made as of the next NYSE business day.The contract value will remain invested pursuant to the Owner’s latest allocation instructions on file subject to the limitations described in this prospectus, until we receive notification of death and/or death claim paperwork in Good Order. Thereafter, a Beneficiary may elect one of the death settlement options by contacting the Annuity Service Center. If we receive notification of the Owner’s death before any previously requested transaction is completed (including systematic transfer and withdrawal programs), we will cancel the previously requested transaction. For contracts in which the aggregate of all Purchase Payments in contracts issued by any Corebridge Financial Company to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of the contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.Death Benefit Settlement Options Your Beneficiary must elect one of the following settlement options after providing required documentation, including satisfactory proof of death, in Good Order. •Lump sum payment; or•Annuity Income Option; or•Continue the contract as the spousal Beneficiary, or under a Beneficiary continuation option; or•Payment option that is mutually agreeable between you and usIn general, the death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary’s life expectancy or a shorter period. Payments associated with such election must begin within one year of death. Federal tax law may limit the Beneficiary’s death benefit and payout options available after your death. Please see ANNUITY INCOME OPTIONS.Death Benefit Options Standard Death Benefit The standard death benefit is calculated differently depending on whether you have also elected the Living Benefit described above. The following describes the standard death benefit without election of the Living Benefit: If the contract is issued prior to your 86th birthday, the death benefit is the greater of: 1.Contract value; or2.Net Purchase Payments.The following describes the standard death benefit with election of the Living Benefit: If the contract is issued prior to your 86th birthday, the death benefit is the greater of: 1.Contract value; or2.Purchase Payments reduced by:a.any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated; orb.any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.Please see Appendix F – DEATH BENEFIT EXAMPLES for examples of how your death benefit is calculated.